As filed with the Securities and Exchange Commission on March 6, 2019
File Nos. 333-22075 and 811-8061

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	¬
Post-Effective Amendment No.	¬

Diamond Hill Funds
(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (888) 226-5595
Gary R. Young, Diamond Hill Funds
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Name and Address of Agent for Service)

With copy to:
Michael V. Wible, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Title of securities being registered: Shares of Research Opportunities Fund, a series of the Registrant
No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.
Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
It is proposed that this filing become effective on 30 days after filing date pursuant to Rule 488 under the Securities Act of 1933, as amended.

Diamond Hill Funds
325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215

For shareholders of:
Diamond Hill Financial Long-Short Fund
Dear Shareholder:
We wanted to inform you, as a shareholder of Diamond Hill Financial Long-Short Fund, that Diamond Hill Capital Management, Inc. (the “Adviser”) recommended, and the Board of Trustees of your Fund approved, the Adviser’s proposal (“Proposal”) to reorganize your Fund into Diamond Hill Research Opportunities Fund (together with Diamond Hill Financial Long-Short Fund, the “Funds”), effective on or about June 7, 2019. The Adviser’s recommendation to reorganize the two Funds was based largely on your Fund’s ability to attract assets and reach scale and its history of net redemption activity. This reorganization is subject to approval by shareholders of Diamond Hill Financial Long-Short Fund. If the reorganization is approved and other closing conditions are satisfied or waived, you will receive the same class of shares of Diamond Hill Research Opportunities Fund that you hold in Diamond Hill Financial Long-Short Fund as of the reorganization date. Both Funds have identical investment objectives. In addition, while the Funds’ principal investment strategies and investment policies are similar in many respects, there are critical differences between the two. The Diamond Hill Financial Long-Short Fund’s portfolio is “concentrated” in the financial services industry, meaning that it has adopted a fundamental policy to invest 25% or more of its total assets in that industry. The Diamond Hill Research Opportunities Fund’s portfolio is not concentrated, and it invests across all market sectors and industries. In addition, per the Funds’ Prospectuses, the Diamond Hill Financial Long-Short Fund will sell securities short as part of its principal strategy, whereas the Diamond Hill Research Opportunities Fund may engage in short sales as part of its principal strategy. Currently, in practice, each Fund sells securities short as part of its principal strategy.
The Adviser believes the proposed reorganization offers a number of benefits to shareholders of the Diamond Hill Financial Long-Short Fund, including being shareholders of a Fund with greater asset size that creates greater opportunity to benefit from long-term economies of scale and potentially lower total expenses. Each share class of the Diamond Hill Research Opportunities Fund is expected to have lower total expenses than the corresponding class of the Diamond Hill Financial Long-Short Fund, because the Acquiring Fund currently has lower dividend expenses and fees on securities sold short. The reorganization is designed to qualify as a tax-free reorganization, so you should generally not realize a tax gain or loss as a direct result of the reorganization.
If the proposed reorganization to is not approved by shareholders, the Adviser intends to recommend that the Board of Trustees vote to liquidate the Diamond Hill Financial Long-Short Fund. Shareholders would receive a liquidating distribution on the liquidation date equal to the value of the shares owned. The liquidating distribution would result in a taxable transaction.
The Proposal will be presented to shareholders at a special meeting of shareholders to be held on May 30, 2019 (the “Meeting”). Additional details about the proposed reorganization are described in the enclosed Q&A/Synopsis and Proxy statement/Prospectus, which you should read carefully.
Your Fund’s Board of Trustees believes the proposed reorganization is in the best interest of the Fund and unanimously recommends that shareholders vote FOR the Proposal.
Please read the enclosed Proxy Statement/Prospectus carefully and submit your voting instructions. If you have any questions about the Proposal, please call 614-255-3333.
Thank you for your consideration of the Proposal, which is important and warrants your consideration. We value your investment and look forward to our continued relationship.
Sincerely,
Gary R. Young
President
Diamond Hill Funds

Diamond Hill Funds
325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To Be Held May 30, 2019

Notice is hereby given that the Board of Trustees of Diamond Hill Funds (the “Trust”) has called a Special Meeting of Shareholders of Diamond Hill Financial Long-Short Fund (the “Target Fund”), a series of the Trust, to be held at 325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215, on May 30, 2019, at 10:00 a.m. Eastern Time (together with any adjournments or postponements thereof, the “Meeting”). At the Meeting, shareholders of the Target Fund will be asked to vote on the Proposal set forth below, and to transact such other business, if any, as may properly come before the Meeting.

Proposal:
Approve an Agreement and Plan of Reorganization, which provides for the transfer of all or substantially all of the assets of the Diamond Hill Financial Long-Short Fund to Diamond Hill Research Opportunities Fund in exchange for shares of beneficial interest of Diamond Hill Research Opportunities Fund and the assumption by Diamond Hill Research Opportunities Fund of all of the liabilities of Diamond Hill Financial Long-Short Fund.

Only shareholders of record of the Target Fund as of the close of business on March 22, 2019 (the “Record Date”) are entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof. The Notice of Meeting, Proxy Statement and accompanying form of proxy will first be mailed to shareholders on or about April __, 2019.
The Board of Trustees of the Trust unanimously recommends that shareholders of the Target Fund vote FOR the Proposal.

By Order of the Board of Trustees,
Gary Young, President

YOUR VOTE IS IMPORTANT

To assure your representation at the Meeting, please complete, date and sign the enclosed proxy card and return it promptly in the accompanying envelope. You also may vote by telephone or via the Internet by following the instructions on the enclosed proxy card. Whether or not you plan to attend the Meeting in person, please vote your shares; if you attend the Meeting, you may revoke your proxy and vote your shares in person. For more information or assistance with voting, please call 614-255-3333.

DIAMOND HILL FINANCIAL LONG-SHORT FUND

PROXY STATEMENT/PROSPECTUS APRIL __, 2019

Relating to the acquisition of the assets of
DIAMOND HILL FINANCIAL LONG-SHORT FUND
by and in exchange for shares of beneficial interest of

DIAMOND HILL RESEARCH OPPORTUNITIES FUND
each a series of DIAMOND HILL FUNDS

325 John H. McConnell Blvd., Suite 200
Columbus, Ohio 43215
614-255-3333

INTRODUCTION

This proxy statement/prospectus (the “Proxy Statement/Prospectus”) is being furnished to shareholders of Diamond Hill Financial Long-Short Fund (the “Target Fund”), a series of Diamond Hill Funds (the “Trust”), in connection with a special meeting of the shareholders of the Target Fund to be held at 325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215 on May 30, 2019 at 10:00 a.m. Eastern Time (together with any adjournments or postponements thereof, the “Meeting”). The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) is soliciting proxies from shareholders of the Target Fund for the Meeting.
At the Meeting, shareholders will be asked to vote on the Proposal set forth below, and to transact such other business, if any, as may properly come before the Meeting.

Proposal:
Approve an Agreement and Plan of Reorganization, which provides for the transfer of all or substantially all of the assets of the Diamond Hill Financial Long-Short Fund to Diamond Hill Research Opportunities Fund in exchange for shares of beneficial interest of Diamond Hill Research Opportunities Fund and the assumption by Diamond Hill Research Opportunities Fund of all of the liabilities of Diamond Hill Financial Long-Short Fund.

We refer to Diamond Hill Research Opportunities Fund as the “Acquiring Fund.” We refer to the Target Fund and the Acquiring Fund collectively as the “Funds.” The Agreement and Plan of Reorganization for this proposed transaction is referred to herein as the “Plan,” and the transaction contemplated by the Plan is referred to herein as the “Reorganization.”
As a result of the proposed Reorganization, each shareholder of the Target Fund will receive a number of full and fractional shares of the Acquiring Fund equal in value to their holdings in the Target Fund as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the closing date of the Reorganization. The number of shares you will receive in the Reorganization will be determined by the relative net asset value (“NAV”) of each class of shares of the Target Fund and the corresponding class of shares of the Acquiring Fund. Diamond Hill Capital Management, Inc. (the “Adviser”) is the investment adviser for both the Acquiring Fund and the Target Fund and will remain the investment adviser of the Acquiring Fund following the completion of the Reorganization. After the Reorganization is completed, the Target Fund will be dissolved. The closing of the Reorganization is contingent upon approval of the Plan by shareholders of the Target Fund. A form of the Plan is attached as Appendix A. If shareholders approve the Plan, the Reorganization is expected to occur on or about June 7, 2019, or as soon as practicable thereafter (the “Closing Date”).
This Proxy Statement/Prospectus, Notice of Special Meeting, and the proxy card(s) are first being mailed to shareholders of the Target Fund on or about April __, 2019. Shareholders of record of the Target Fund as of the close of business on March 22, 2019 (the “Record Date”) are entitled to notice of and to vote at the Meeting.
The Board of Trustees unanimously recommends that shareholders of the Target Fund vote FOR the Proposal.

This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth the information that you should know about the Target Fund, the Acquiring Fund, the proposed Reorganization, and the Proposal, before voting on the Proposal. Both Funds have identical investment objectives. In addition, while the Funds’ principal investment strategies and investment policies are similar in many respects, there are critical differences between the two. The Target Fund’s portfolio is “concentrated” in the financial services industry, meaning that it has adopted a fundamental policy to invest 25% or more of its total assets in that industry. The Acquiring Fund’s portfolio is not concentrated, and it invests across all market sectors. In addition, per the Funds’ Prospectuses, the Diamond Hill Target Fund will sell securities short as part of its principal strategy, whereas the Acquiring Fund may engage in short sales as part of its principal strategy. Currently, in practice, each Fund sells securities short as part of its principal strategy. The Board of Trustees has approved the Proposal. The Adviser believes that shareholders of the Target Fund may benefit by being shareholders of a Fund with greater asset size that creates greater opportunity to benefit from long-term economies of scale and potentially lower total expenses. Each share class of the Target Fund is expected to have lower total expenses in their corresponding share class of the Acquiring Fund after the Reorganization, because the Acquiring Fund currently has lower dividend expenses and fees on securities sold short. The Proxy Statement/Prospectus serves as a prospectus of the Acquiring Fund in connection with the issuance of the Acquiring Fund common shares in the Reorganization. No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
Shares of the Acquiring Fund have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. The shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution or the U.S. Government, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involve risk, including the possible loss of the principal amount invested.
Incorporation by Reference
For more information about the investment objective, strategies, restrictions, and risks of the Funds, see:

•
Each Fund’s Prospectus and Statement of Additional Information filed in Post-Effective Amendment No. 70 to Diamond Hill Funds’ registration statement on Form N-1A (File Nos. 811-08061 and 333-22075), dated February 28, 2019, filed on February 28, 2019;

•	Each Fund’s Annual Report, filed on Form N-CSR (File No. 811-08061), for the fiscal year ended December 31, 2018, filed on February 21, 2019; and

•	Proxy Statement, filed on Form DEF 14A (File No. 811-08061), dated February 4, 2019, filed on February 4, 2019.
The above documents (the "Disclosure Documents") have been filed with the SEC and are incorporated by reference herein as appropriate. The Prospectus of each class of each Fund and its most recent shareholder report have previously been delivered to such Fund’s shareholders.
Important Notice Regarding Internet Availability of Proxy Materials
This Proxy Statement/Prospectus, the Disclosure Documents and copies of the Trust’s most recent annual and semi-annual reports to shareholders are available at www.diamond-hill.com. The Trust’s annual and semi-annual reports are available at no charge by calling 888-226-5595. The reports are also available, without charge, at diamond-hill.com, or by sending a written request to the Secretary of the Trust at 325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215.
A Statement of Additional Information dated April __, 2019 relating to the Reorganization has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. You can obtain a free copy of that document by contacting your plan sponsor, broker-dealer, or financial intermediary or by contacting Diamond Hill at 855-255-8955 or info@diamond-hill.com.
Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and, in accordance therewith, files reports, proxy materials, and other information with the SEC. You may also obtain reports and other information about the Funds from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC’s website at http://www.sec.gov.

The following chart outlines the impacted share classes and their respective ticker symbols:

Fund/Class	Ticker
Target Fund:
Diamond Hill Financial Long-Short Fund
Class A	BANCX
Class C	BSCCX
Class I	DHFSX

Acquiring Fund:
Diamond Hill Research Opportunities Fund
Class A	DHROX
Class C	DROCX
Class I	DROIX

PROXY STATEMENT/PROSPECTUS
APRIL __, 2019

QUESTIONS AND ANSWERS

The following is a brief overview of the Proposal to be voted on at the Meeting relating to the proposed Reorganization. The Proxy Statement/Prospectus contains more detailed information about the Proposal and proposed Reorganization, and we encourage you to read it in its entirety before voting. This synopsis qualified in its entirety by the remainder of this Proxy Statement/Prospectus. The description of the Plan is qualified by reference to the full text of the form of the Plan, which is attached as Appendix A to this Proxy Statement/Prospectus.

Q.	What is being proposed?

A.
The Board of Trustees recommends that shareholders of the Target Fund approve a Plan that authorizes the Reorganization of the Target Fund into the Acquiring Fund. Each Fund is a series of the Trust and is managed by the Adviser. You are receiving this Proxy Statement/Prospectus because, as a shareholder of the Target Fund, you have the right to vote on the Plan.

If approved by shareholders of the Target Fund, as of the close of regular trading on the NYSE on the Closing Date of the Reorganization, Target Fund shareholders will receive a number of full and fractional shares of the Acquiring Fund equal in value to their holdings in the Target Fund. Specifically, all or substantially all of the assets of the Target Fund will be transferred to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. The shares of the Acquiring Fund received by the Target Fund will be distributed pro rata to Target Fund shareholders of record, determined as of the close of business on the Closing Date. After the Reorganization is completed, the Target Fund will be dissolved. The Reorganization is designed to qualify as a tax-free reorganization, so you should generally not realize a tax gain or loss as a direct result of the Reorganization.

Q.	Why am I am being asked to approve a reorganization of my Fund into Diamond Hill Research Opportunities Fund?

A.
The Adviser is seeking to streamline its products and create more viable and scalable investment options. These Funds have identical investment objectives and similar investment policies and strategies, as described below. The Adviser believes the proposed Reorganization offers a number of benefits to shareholders of the Target Fund, including being shareholders of a Fund with greater asset size that creates greater opportunity to benefit from long-term economies of scale and potentially lower total expenses. Each share class of the Target Fund is expected to have lower total expenses in the corresponding share class of the Acquiring Fund after the Reorganization, because the Acquiring Fund currently has lower dividend expenses and fees on securities sold short.

Q.	If the Reorganization occurs, how will the Acquiring Fund be managed?

A.	If the Reorganization is consummated, the following will occur:

•	The Target Fund will be reorganized into the Acquiring Fund.

•	The Acquiring Fund will be managed by its current investment team at the Adviser.

•	The investment objective of the Acquiring Fund, which is identical to that of the Target Fund, will not change.

•	The investment policies, principal strategy and risks of the Acquiring Fund, which are similar to those of the Target Fund (except for the key differences outlined below), will not change.

•	The Acquiring Fund will continue to have the Russell 3000 Index as its primary benchmark index.

•
The Acquiring Fund will retain its current fee and expense structure, including an investment advisory fee at an annual rate of 0.95% of the Fund’s average daily net assets, calculated daily and paid monthly, which is the same as the Target Fund’s annual investment advisory fee rate of 0.95%; and including Other Expenses of the Acquiring Fund which will remain at the current levels, which are the same as the Target Fund, with the exception of dividend expenses and fees on short sales, which are currently lower.

Q.	What is the recommendation of the Board of Trustees on the Reorganization?

A.
At a meeting held on February 14, 2019, the Board of Trustees determined that the Reorganization is in the best interests of the Funds. In reaching this determination, the Trustees reviewed and analyzed various factors it deemed relevant, including the following factors, among others:

•	Similarities and differences between the Funds’ investment objectives, policies and strategies;

•	Whether the Reorganization would allow shareholders to continue their investment in the Diamond Hill Funds;

•	Whether the larger asset base of the Acquiring Fund would create the opportunity to benefit from long-term economies of scale and potentially lower total expenses;

•	The historical performance record of the Acquiring Fund, on an absolute basis and relative to the Target Fund;

•	Whether the Reorganization, for each Fund and its shareholders, is expected to be tax-free in nature;

•	That the Acquiring Fund may not be able to utilize certain tax loss carry forwards, if any, that would otherwise be available;

•	The costs of the Reorganization, other than costs incurred to reposition a Fund in connection with the Reorganization (including whether the Adviser would bear such costs)

•	The anticipated amount of repositioning costs, if any;

•	The terms of the Reorganization and whether the Reorganization would dilute the interests of the shareholders of the Funds;

•	The alternatives to the Reorganization, including the liquidation of the Target Fund; and

•
The potential benefits of the Reorganization to the Adviser, including, among other things, the potential for greater operational efficiencies to be achieved by managing a single mutual fund, rather than separate funds with separate investment strategies.

The Board of Trustees unanimously recommends that shareholders of the Target Fund vote FOR the approval of the Plan.

Q.	Will I own the same number of shares of the Acquiring Fund as I currently own of the Target Fund?

A.
No. You will receive the same class of shares of the Acquiring Fund with equivalent dollar value as the class of shares of Target Fund you own as of the time the Reorganization closes. However, the number of shares you receive will depend on the relative NAVs of the shares of the Target Fund and the corresponding class of shares of the Acquiring Fund as of the close of trading on the New York Stock Exchange (“NYSE”) on the business day of the closing of the Reorganization.

Q.	How do the Funds’ investment objectives, principal investment strategies, and investment policies compare?

A.	The following summarizes the primary similarities and differences in the Funds’ investment objectives and principal investment strategies.

Similarities:

Investment Objective: Both Funds seek to provide long-term capital appreciation.

Principal Investment Strategies:

•	Both Funds seek exposure to equity securities.

•
Both Funds seek exposure to foreign securities, which may include investments in emerging markets. The Target Fund may invest up to 20% of net assets in foreign securities and the Acquiring Fund may invest up to 40% of net assets in foreign securities.

Diversification: Each Fund is classified as “diversified” under the 1940 Act, meaning that each Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in any issuer and may not own more than 10% of the outstanding voting securities of an issuer.

Differences:

Investment Personnel: Each Fund has a different investment team. The Acquiring Fund’s investment personnel will continue to manage the Acquiring Fund after the Reorganization. Each portfolio manager of the Target Fund is also a member of the team of research analysts that co-manage the Acquiring Fund.

Principal Investment Strategies:

•
Target Fund. The Target Fund seeks to achieve its investment objective by investing at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. The Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. The Fund may also invest up to 20% of its net assets in foreign equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks. As of December 31, 2018, the Target Fund has approximately 6% of its net assets allocated to non-US investments.

•
Acquiring Fund. The Acquiring Fund invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The fund may also invest up to 40% of its net assets in foreign equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks. As of December 31, 2018, the Acquiring Fund has approximately 15.3% of its net assets allocated to non-US investments.

Short Selling: Per the Funds’ Prospectuses, the Target Fund will sell securities short as part of its principal strategy, whereas the Acquiring Fund may engage in short sales as part of its principal strategy. Currently, in practice, each Fund sells securities short as part of its principal strategy.

Benchmark: The Target Fund’s primary benchmark is the Russell 3000 Financials Index, is a subset of the Russell 3000 Index that measures the performance of the securities classified in the financial services sector of the U.S. equity market. The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization. The Acquiring Fund's primary benchmark is the Russell 3000 Index.

Investment Policies: The Target Fund’s portfolio is “concentrated” in the financial services industry, meaning that it has adopted a fundamental policy to invest 25% or more of its total assets in that industry. The Acquiring Fund’s portfolio is not concentrated, and it invests across all market sectors.

Further information comparing the Funds’ investment objectives, strategies, restrictions, and risks is included below under “Summary of the Funds”. In addition, the Acquiring Fund’s Prospectus, as supplemented, are enclosed for your reference.

Q.	How do the Funds compare in size?

A.
As of December 31, 2018, the Target Fund’s net assets were approximately $24 million, and the Acquiring Fund’s net assets were approximately $55 million. If the Reorganization were completed as of December 31, 2018, the combined net assets of the Acquiring Fund would be $79 million. The asset size of each Fund fluctuates on a daily basis, and the asset size of the Acquiring Fund after the Reorganization may be larger or smaller than the combined assets of the Funds as of December 31, 2018. More current total net asset information is available at diamond-hill.com.

Q.	How do the fee and expense structures of the Funds compare?

A.
Each Fund is subject to a the same fee and expense structure with payment of an annual investment advisory fee and administration fee paid to the Adviser and distribution fees paid to Foreside Financial Services, LLC.

Q.	Will the Reorganization result in higher investment advisory fees for Target Fund shareholders?

A.
As noted above, the Acquiring Fund will retain the same investment advisory fee schedule after the Reorganization, which is an annual rate of 0.95% of average daily net assets. The Target Fund pays a direct investment advisory fee at the annual rate of 0.95% of average daily net assets.

Q.	Will the Reorganization result in higher total operating expenses?

A.
No. The total gross and net expense ratios of each share class of the Acquiring Fund after the Reorganization is completed are expected to be less than the total gross and net expense ratios that would be paid by the corresponding share class of Target Fund’s shareholders if the Reorganization did not occur, because the Acquiring Fund currently has lower dividend expenses and fees on securities sold short.

Q.	What are the U.S. federal income tax consequences of the Reorganization?

A.
The Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes (under section 368(a) of the Internal Revenue Code of 1986, as amended) (the “Code”) and will not take place unless counsel provides an opinion to that effect. Assuming the Reorganization so qualifies, shareholders should not recognize any capital gain or loss as a direct result of the Reorganization. Prior to the Closing Date, you will likely receive an additional taxable distribution of ordinary income or capital gains that Target Fund has accumulated as of the date of the distribution.

As always, if you choose to redeem or exchange your shares (whether before or after the Reorganization), you may realize a taxable gain or loss depending on the performance of such shares since you acquired them. Shareholders should consult a tax adviser with respect to the tax consequences of the Reorganization and any exchange or redemption.

Q.	Will my cost basis for U.S. federal income tax purposes change as a result of the Reorganization?

A.
Your total cost basis for U.S. federal income tax purposes is not expected to change as a result of the Reorganization. However, since the number of shares you hold after the Reorganization is expected to be different than the number of shares you held prior to the Reorganization, your average cost basis per share may change.

Q.	Will the shareholder service providers to my Fund change?

A.	No. The current service providers to the Funds will continue to provide the same services to the Acquiring Fund following the Reorganization.

Diamond Hill Capital Management, Inc. currently serves as investment adviser to both Funds and will continue as the investment adviser to the Acquiring Fund following the Reorganization. The administrator, custodian, transfer agent, auditor, and distributor are the same for the Funds and will not change as a result of the Reorganization. Accordingly, the Funds will continue to receive the same level of services with no increase in related fees.

Q.	Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A.
No. There will be no sales load, commission or other transactional fee in connection with the Reorganization. The full and fractional value of shares of the Target Fund will be exchanged for full and fractional corresponding shares of the Acquiring Fund having equal value, without any sales load, commission or other transactional fee being imposed.

Q.	Can I still add to my existing Target Fund account until the Reorganization?

A.
Yes. Current Target Fund shareholders may continue to make additional investments until the Closing Date (anticipated to be on or about June 7, 2019), unless the Board of Trustees determines to limit future investments to ensure a smooth transition of shareholder accounts or for any other reason. If the Reorganization is approved and other closing conditions are satisfied or waived, an account in the Acquiring Fund will be set up in your name, and you will receive shares of the corresponding class of shares of the Acquiring Fund. You will receive confirmation of this transaction following the completion of the Reorganization.

Q.	Will either Fund pay fees or expenses associated with the Reorganization?

A.
No. The Adviser will pay the direct fees and expenses associated with the Reorganization, including preparation of the Proxy Statement/Prospectus, printing and mailing costs, solicitation costs, and legal and auditor fees, which are estimated to be approximately $50,000. However, the Funds will bear any brokerage commissions, transaction costs and similar expenses in connection with any purchases or sales of securities related to Fund repositioning in connection with the Reorganization, which are expected to be minimal.

Q.	If shareholders approve the Reorganization, when will the Reorganization take place?

A.
If Target Fund shareholders approve the Reorganization and other conditions are satisfied or waived, the Reorganization is expected to occur on or about June 7, 2019, or as soon as reasonably practicable after shareholder approval is obtained. After completion of the Reorganization, your financial intermediary or plan sponsor is responsible for sending you a confirmation statement reflecting your new Fund account number and number of shares owned.

Q.	What happens if the Reorganization is not completed?

A.
If the proposed Reorganization to is not approved by shareholders, the Adviser intends to recommend that the Board of Trustees vote to liquidate the Diamond Hill Financial Long-Short Fund. Shareholders would receive a liquidating distribution on the liquidation date equal to the value of the shares owned. The liquidating distribution would result in a taxable transaction.

Q.	How many votes am I entitled to cast?

A.
You are entitled to one vote for each whole dollar value and a proportionate fractional vote for each fractional dollar value of the NAV of Target Fund shares held in your name on the Record Date (defined below).

Miscellaneous Matters

Q.	Who is eligible to vote?

A.
Shareholders who owned shares of the Target Fund at the close of business on March 22, 2019 (the “Record Date”) will receive notice of the Meeting and be entitled to be present and vote at the Meeting. Those shareholders are entitled to one vote for each whole dollar (and a proportionate fractional vote for each fractional dollar) of net asset value owned on all matters presented at the Meeting.

Q.	What is the required vote to approve the Proposal?

A.
Approval of the Plan requires the affirmative vote of a “majority of the outstanding voting securities” as defined under the 1940 Act (such a majority referred to herein as a “1940 Act Majority”) of the Target Fund. A 1940 Act Majority means the lesser of the vote of (i) 67% or more of the shares of the Target Fund entitled to vote thereon present at the Meeting, if the holders of more than 50% of such outstanding shares are present in person or represented by proxy; or (ii) more than 50% of such outstanding shares of the Target Fund entitled to vote thereon.

A quorum of the Target Fund’s shareholders is required to take action at the Meeting. The presence in person or by proxy of the holders of record of one-third of the Target Fund’s shares outstanding and entitled to vote at the Meeting constitutes a quorum.

Q.	How can I vote my shares?

A.	You can vote or provide instructions in any one of four ways:

•	By Internet through the website listed in the proxy voting instructions;

•	By telephone by calling the toll-free number listed on your proxy card(s) and following the recorded instructions;

•	By mail, by sending the enclosed proxy card(s) (signed and dated) in the enclosed envelope; or

•	In person at the Meeting on May 30, 2019.

Whichever method you choose, please take the time to read the full text of this Proxy Statement/Prospectus before you vote.

It is important that Target Fund shareholders respond to ensure that there is a quorum for the Meeting. If a quorum is not present or sufficient votes to approve the Proposal are not received by the date of the Meeting, the chairperson of the Meeting may adjourn the Meeting to a later date so that we can continue to seek additional votes.

Q.	If I vote my proxy now as requested, can I change my vote later?

A.
Yes. You may revoke your proxy vote at any time before it is voted at the Meeting by (1) delivering a written revocation to the Secretary of the Target Fund; (2) submitting a subsequently executed proxy vote; or (3) attending the Meeting and voting in person. Even if you plan to attend the Meeting, we ask that you return the enclosed proxy card or vote by telephone or the internet. This will help us to ensure that an adequate number of shares are present at the Meeting for consideration of the Proposal. Target Fund shareholders should send notices of revocation to Diamond Hill Funds at 325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215, Attn: Secretary.

PROPOSAL – THE REORGANIZATON OF DIAMOND HILL FINANCIAL LONG-SHORT FUND
INTO DIAMOND HILL RESEARCH OPPORTUNITIES FUND

SUMMARY

This section provides a summary of certain information with respect to the Reorganization, the Target Fund, and the Acquiring Fund, including but not limited to comparative information regarding each Fund’s investment objective, fees and expenses, principal investment strategies and risks, historical performance, and other information. Please note that this is only a brief discussion and is qualified in its entirety by reference to the complete information contained herein, including the Funds’ prospectuses which are incorporated by reference.

There is no assurance that a Fund will achieve its stated objective. Each Fund is designed for investors seeking long term capital appreciation.

Comparison of Management Fees

Both the Target Fund and the Acquiring Fund pay the Adviser an investment advisory fee at an annual rate of 0.95% of the respective Fund’s average daily net assets, calculated daily and paid monthly. After the Reorganization, the Acquiring Fund will continue to pay this same fee rate to the Adviser.

Current Fees and Expenses

The following tables compare the fees and expenses you may bear as an investor in the Target Fund or Acquiring Fund. Fees and expenses shown for the Target Fund and the Acquiring Fund were determined based on each Fund’s average daily net assets for the annual period ended December 31, 2018. The fees and expenses of the Acquiring Fund shown below are not anticipated to change following the Reorganization.

More current total net asset information is available for the Funds at diamond-hill.com. It is important for you to know that dividend expenses and fees on short sales, market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown, which means you could pay more if you buy or hold shares of the Funds.

Annual Fund Operating Expenses

	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Fund	Acquiring Fund
Class A Shares	Management fee	0.95	0.95
	Other expenses:
	Distribution (12b-1) fees	0.25	0.25
	Administration fees	0.21	0.21
	Dividend expenses and fees on short sales	0.44	0.39
	Total other expenses	0.65	0.60
	Total annual fund operating expense	1.85	1.80

Class C Shares	Management fee	0.95	0.95
	Other expenses:
	Distribution (12b-1) fees	1.00	1.00
	Administration fees	0.21	0.21
	Dividend expenses and fees on short sales	0.44	0.39
	Total other expenses	0.65	0.60
	Total annual fund operating expense	2.60	2.55

Class C Shares	Management fee	0.95	0.95
	Other expenses:
	Administration fees	0.17	0.17
	Dividend expenses and fees on short sales	0.44	0.39
	Total other expenses	0.61	0.56
	Total annual fund operating expense	1.56	1.51

Annual Fund Operating Expenses are paid out of a Fund’s assets and include fees for Fund management, administration and administrative services, including recordkeeping, accounting or sub-accounting, and other shareholder services. You do not pay these fees directly, but as the examples in the tables below show, these costs are borne indirectly by all shareholders.

Examples

The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 year	3 years	5 years	10 years
Target Fund (Class A)	Sold or Held	$679	$1,053	$1,451	$2,561
Acquiring Fund (Class A)	Sold or Held	$674	$1,038	$1,426	$2,510

Target Fund (Class C)	Sold Held	$363 $263	$808 $808	$1,380 $1,380	$2,934 $2,934
Acquiring Fund (Class C)	Sold Held	$358 $258	$793 $793	$1,355 $1,355	$2,885 $2,885

Target Fund (Class I)	Sold or Held	$159	$493	$850	$1,856
Acquiring Fund (Class I)	Sold or Held	$154	$477	$824	$1,802

Fund Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Examples, affect each Fund’s performance. During the most recent fiscal year, the Target Fund’s Fund turnover rate was 45% of the average value of its portfolio and the Acquiring Fund’s Fund turnover rate was 88% of the average value of its portfolio.

Investment Objectives

Both the Target Fund and the Acquiring Fund seek to provide long-term capital appreciation.

Principal Investment Strategies
Both Funds have identical investment objectives. In addition, while the Funds’ principal investment strategies and investment policies are similar in many respects, there are critical differences between the two. The Target Fund’s portfolio is “concentrated” in the financial services industry, meaning that it has adopted a fundamental policy to invest 25% or more of its total assets in that industry. The Acquiring Fund’s portfolio is not concentrated, and it invests across all market sectors. In addition, per the Funds’ Prospectuses, the Diamond Hill Target Fund will sell securities short as part of its principal strategy, whereas the Acquiring Fund may engage in short sales as part of its principal strategy. Currently, in practice, each Fund sells securities short as part of its principal strategy.
The following is intended to show the primary similarities and differences between the Funds’ principal investment strategies. The Acquiring Fund will continue to have the same investment strategies shown below following the Reorganization. This information is qualified in its entirety by the prospectuses of each Fund, which are incorporated by reference.

Target Fund	Acquiring Fund
Principal Investment Strategy
The Fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. The Fund, under normal market conditions, will invest at least 80% of its net assets in equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. The Fund may also invest up to 20% of its net assets in foreign equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks.

The Fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that the Adviser believes are undervalued. The Fund may also invest up to 40% of its net assets in foreign equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks.
The Fund is managed by a team of research analysts of the Adviser, each of whom is a co-manager of the Fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the “Sleeve”). Each co-manager is directly responsible for selecting securities and determining security weights within their respective Sleeve.

Target Fund	Acquiring Fund
Investment Approach
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Short Selling
The Fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the Fund’s assets will as a matter of practice be invested in short sales. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the Fund’s net assets.

The Fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the Fund’s assets will as a matter of practice be invested in short sales. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 70% of the value of the Fund’s net assets.

Portfolio Maintenance
Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale); or, if it identifies a stock that it believes offers a better investment opportunity.

Benchmarks
Primary Russell 3000 Financials Index	Primary Russell 3000 Index
Secondary 80% Russell 3000 Financials Index/20% ICE BofA Merrill Lynch US T-Bill 0-3 Month Index	Secondary 75% Russell 3000 Index/25% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index
Morningstar Category
Financial	Long-Short Equity

For additional information on the Funds’ principal investment strategies and related risks, please refer to the “Additional Information About the Funds” section of this Proxy Statement/Prospectus.

Principal Investment Risks

A Fund’s returns and yields will vary, and you could lose money. Each Fund is designed for long-term investors seeking long-term capital appreciation. The following is a summary of the principal risks associated with an investment in each Fund. Because the Funds have similar investment objectives and policies, and because both seek exposure to a mix of equity securities, many of the principal risks are similar for each Fund. Differences and similarities in risks between the Funds are noted below. Additional information about these risks is included below and described in greater detail later in this Proxy Statement/Prospectus under “Additional Information About the Funds—Additional Risks of the Funds.” As with any security, an investment in either Fund involves certain risks, including loss of principal. The fact that a particular risk is not identified does not mean that a Fund, as part of its overall investment strategy, does not invest or is precluded from investing in securities that give rise to that risk. This information is qualified in its entirety by the prospectuses of each Fund, which are incorporated by reference.

Target Fund	Acquiring Fund	How They Compare
Financial Sector Risk.  Because the Fund’s portfolio is concentrated in the financial services industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

	Not applicable	A principal risk of the Target Fund’s strategy is financial sector risk, but that risk does not apply to the Acquiring Fund’s strategy.
Equity Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value.

Equity Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value.

The risks are the same.
Foreign and Emerging Markets Risk.  The Fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Foreign and Emerging Markets Risk.  The Fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. The potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
The risks are the same.

Target Fund	Acquiring Fund	How They Compare
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the Fund involves complex securities transactions that involve risks different than direct equity investments. In addition, some of the Fund’s Portfolio Managers have no experience managing a mutual fund.

Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the Fund involves complex securities transactions that involve risks different than direct equity investments. In addition, some of the Fund’s Portfolio Managers have no experience managing a mutual fund.
The risks are the same.
Short Sale Risk.  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Short Sale Risk.  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.
The risks are the same.
Small Cap and Mid Cap Company Risk.  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Small Cap and Mid Cap Company Risk.  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
The risks are the same.

Comparison of Fund Performance

The following information provides some indication of the risks of investing in each Fund by showing how each Fund’s performance has varied over time.

Acquiring Fund:

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted, based on their value on December 30, 2011, into assets of the fund prior to commencement of operations of the fund. The performance of the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership, and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Average Annual Total Returns As of 12/31/2018
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. The one year and five year after-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes. After-tax returns are not provided prior to five years because the Research Partnership’s tax treatment was different than that of a registered investment company.

	Inception Date of Class	One Year	Five Year	Since Inception 3/31/09
Class I Before Taxes	12/30/11	(12.86)%	2.02%	10.46%
After Taxes on Distributions		(13.68)	0.86	N/A
After Taxes on Distributions and Sale of Fund Shares		(6.96)	1.50	N/A
Class A Before Taxes	12/30/11	(17.41)	0.72	9.58
Class C Before Taxes	12/30/11	(14.57)	0.98	9.34
Russell 3000 Index		(5.24)	7.91	14.88
75% Russell 3000 Index/25% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index		(3.31)	6.16	11.25

The fund's primary benchmark, the Russell 3000 Index, is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.
The fund’s secondary benchmark, the 75% Russell 3000 Index/25% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 75% weighting of the Russell 3000 index as described above, and a 25% weighting of the ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Target Fund:

The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

Average Annual Total Returns As of 12/31/2018
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

	Inception Date of Class	One Year	Five Year	Ten Year
Class I Before Taxes	12/31/06	(17.60)%	2.62%	9.73%
After Taxes on Distributions		(17.78)	2.53	9.62
After Taxes on Distributions and Sale of Fund Shares		(10.29)	2.02	8.03
Class A Before Taxes	8/1/97	(21.97)	1.29	8.83
Class C Before Taxes	6/3/99	(19.25)	1.58	8.58
Russell 3000 Financials Index		(8.35)	8.29	11.45
80% Russell 3000 Financials Index/20% ICE BofA Merrill Lynch US T-Bill 0-3 Month Index		(6.24)	6.84	9.47

The fund's primary benchmark, the Russell 3000 Financials Index, is a subset of the Russell 3000 Index that measures the performance of the securities classified in the financial services sector of the U.S. equity market. The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.
The fund’s secondary benchmark, the 80% Russell 3000 Financials Index/20% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 80% weighting of the Russell 3000 Financials Index as described above, and a 20% weighting of the ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Management of the Funds

Investment Adviser:

Diamond Hill Capital Management, Inc. is the investment adviser for the Acquiring Fund and the Target Fund and will remain the investment adviser of the Acquiring Fund after the Reorganization.

Fund Management:

The Acquiring Fund’s investment personnel will continue to manage the Acquiring Fund after the Reorganization. For more information about each Fund’s investment personnel, please refer to “Other Comparative Information about the Funds.”

Tax Information

Both Funds intend to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains distributed to you. The Acquiring Fund, like the Target Fund, intends to declare and distribute its net investment income, if any, to shareholders annually, and such distributions may be taxed as ordinary income or capital gains. These tax characteristics of the Acquiring Fund will not change as a result of the Reorganization.

Payments to Broker-Dealers, Insurers, and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s web site for more information.

THE REORGANIZATION

The Plan

Shareholders of the Target Fund are being asked to approve the Plan, which sets forth the terms and conditions under which the Reorganization will be implemented. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached hereto as Appendix A to this Proxy Statement/Prospectus.

The Plan contemplates: (i) the Acquiring Fund’s acquisition of all or substantially all of the assets of the Target Fund in exchange solely for shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund and the assumption by the Acquiring Fund of all of the Target Fund’s liabilities, if any; (ii) the distribution of those shares of the Acquiring Fund to the shareholders of the Target Fund; and (iii) the complete termination and liquidation of the Target Fund.

The value of the Target Fund’s assets to be acquired, the amount of its liabilities to be assumed by the Acquiring Fund, and the NAV of a share of the Target Fund will be determined as of the close of regular trading on the NYSE on the Closing Date (the “Valuation Time”), after the declaration by the Target Fund of distributions, if any, on the Closing Date, and will be determined in accordance with the valuation methodologies described in the Funds’ currently effective prospectuses and Statement of Additional Information (“SAI”). The Plan provides that the Adviser will bear the fees and costs related to the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Proxy Statement/Prospectus. Each Fund (and indirectly each Fund’s shareholders) will bear brokerage commissions or other transaction costs, if any, related to the Reorganization. The Closing Date is expected to be on or about June 7, 2019, or as soon as practicable thereafter.

The Target Fund will distribute pro rata to its shareholders of record the shares of the Acquiring Fund it receives in the Reorganization, so that each shareholder of the Target Fund will receive a number of full and fractional corresponding shares of the Acquiring Fund equal in value to his or her holdings in the Target Fund, and the Target Fund will be liquidated. The number of shares to be issued will be determined at the relative NAV of each class of shares of the Target Fund and the corresponding class of shares of the Acquiring Fund.

Such distribution will be accomplished by opening accounts on the books of the Acquiring Fund in the names of the Target Fund’s shareholders and by transferring to those accounts the shares of the Acquiring Fund previously credited to the account of the Target Fund. Each shareholder account shall be credited with the pro rata number of the Acquiring Fund’s shares due to that shareholder. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Trust. Accordingly, immediately after the Reorganization, each former shareholder of the Target Fund will own shares of the Acquiring Fund that will be equal to the value of that shareholder’s shares of the Target Fund as of the Closing Date for the Reorganization.

The closing of the Reorganization is subject to a number of conditions set forth in the Plan, including approval by shareholders of the Target Fund. The Plan also requires receipt of a tax opinion from Thompson Hine LLP (“Thompson Hine”), dated as of the Closing Date, indicating that, for U.S. federal income tax purposes, the Reorganization should qualify as a tax-free reorganization. The Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Board of Trustees if circumstances should develop that, in the opinion of the Board of Trustees, make proceeding with the Plan inadvisable. Please review the Plan carefully.

Reasons for the Reorganization

The Adviser’s proposal to merge the two Funds was based largely on the Adviser seeking to streamline its products in order to better position these products and create a more viable and scalable asset investment option. Both Funds have identical investment objectives. In addition, while the Funds’ principal investment strategies and investment policies are similar in many respects, there are critical differences between the two, as described above under “Principal Investment Strategies.”

The Adviser believes that shareholders of the Target Fund (as shareholders of the Acquiring Fund following completion of the Reorganization) may benefit by being shareholders of a Fund with greater asset size that creates greater opportunity to benefit from long-term economies of scale and potentially lower total expenses. Each share class of the Acquiring Fund has the same total expenses compared to the corresponding share class of the Target Fund, with the exception of dividend expenses and fees on share shares, which are currently lower.

The Adviser met with the Trustees on February 14, 2019, to consider the Plan and the Reorganization. The Trustees also discussed this proposal and the Plan with their independent counsel in executive session. During the course of these meetings, the Trustees requested and considered such information as they deemed relevant to their deliberations.

At a meeting of the Board of Trustees held on February 14, 2019, the Trustees approved the Plan after determining that (1) the Reorganization is in the best interests of the Funds; and (2) the Reorganization will not dilute the interests of existing shareholders of the Funds. In determining whether to approve the Reorganization on behalf of the Funds, the Trustees reviewed and analyzed various factors it deemed relevant, including the following factors, among others, none of which by itself was considered dispositive:

Compatibility of Investment Objectives, Policies and Related Risks. Based on the information presented, the Board noted that the Funds have identical investment objectives and similar investment policies and strategies. Because of those similarities, the Board considered that many of the principal risks of each Fund are also similar. The Board considered the Adviser’s stated belief that shareholders of the Target Fund would benefit by being shareholders of a Fund with greater asset size that creates greater opportunity to benefit from long-term economies of scale and potentially lower total expenses.

Fund Management. The Board considered that Diamond Hill Capital Management, Inc. will continue to serve as investment adviser to the Acquiring Fund upon completion of the Reorganization. The Board also considered that the same team of investment professionals who manage the Acquiring Fund would continue to manage the Acquiring Fund upon completion of the Reorganization. In addition, each portfolio manager of the Target Fund is also a member of the team of research analysts that co-manage the Acquiring Fund.

Asset Size; Long Term Growth Prospects of Target Fund. The Board considered the substantially larger asset base of the Acquiring Fund, which creates the potential for a more stable fund asset base over time as compared to the Target Fund on a stand-alone basis. The Board considered the Adviser’s view that the long-term growth prospects of the Target Fund were not favorable and that there was limited opportunity for growth. The Board considered the Adviser’s view that the Reorganization was preferable to other alternatives, including liquidation of the Target Fund.

Performance Records. The Board considered that, upon completion of the Reorganization, the Acquiring Fund would maintain its historical track record. The Board considered the performance of each Fund on an absolute basis and relative to its benchmark index and to each other.

Fees and Expenses. The Board considered the fees and expense ratios of each of the Funds. The Board considered that following the Reorganization, total expenses for each share class of the Acquiring Fund are expected to be the same as the expenses for the corresponding share class of the Target Fund, with the exception of dividend expenses and fees on short sales, which are currently lower.

Anticipated Tax-Free Reorganization; Capital Loss Carryforwards. The Board noted that the Reorganization will be structured with the intention that it qualify as a tax-free reorganization for federal income tax purposes, and the Funds will obtain opinions of counsel substantially to this effect (based on certain factual representations and certain customary assumptions). In addition, the Board considered the impact of the Reorganization on the Acquiring Fund’s ability to use any estimated capital loss carryforwards of the Funds and applicable limitations of federal income tax rules.

Expected Costs of the Reorganization. The Board considered the terms and conditions of the Plan, including that the Plan provides that the Adviser will bear the costs associated with the Reorganization, other than costs incurred to reposition the Funds in connection with the Reorganization. The Board considered that the repositioning costs were not expected to be material.

Terms of the Reorganization and Impact on Shareholders. The Board observed that the terms of the Reorganization are intended to avoid dilution of the interests of the existing shareholders of the Funds. In this regard, the Board considered that each holder of Target Fund shares will receive shares of the Acquiring Fund (taking into account any fractional shares to which the shareholder would be entitled) equal in value as of the Valuation Time to the aggregate net asset value of that shareholder’s Target Fund shares held as of the Valuation Time.

Potential Benefits to the Adviser and Affiliates. The Board recognized that the Reorganization may result in some benefits and economies of scale for the Adviser and its affiliates, noting that such benefits may include, for example, a reduction in the level of operational expenses incurred for administrative, compliance and other services as a result of the elimination of the Target Fund as a separate fund.

Conclusion. The Board approved the Reorganization, concluding that such Reorganization is in the best interests of the Target Fund and Acquiring Fund and that the interests of existing shareholders of such Funds will not be diluted as a result of the Reorganization.

The Board of Trustees unanimously recommends that shareholders of the Target Fund vote FOR approval of the Plan.

U.S. Federal Income Tax Consequences

The following is a summary of certain U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the Internal Revenue Service (“IRS”) and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of the Target Fund as capital assets for U.S. federal income tax purposes (generally, assets held for investment). This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under U.S. federal income tax laws. No ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganization. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This summary of U.S. federal income tax consequences is for general information only. Each Fund’s shareholders should consult their own tax advisers regarding the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws, including possible changes in tax law.

It is a condition to the closing of the Reorganization that the Acquiring Fund and Target Fund receive an opinion from Thompson Hine, dated as of the Closing Date, that the Reorganization should qualify as a tax free “reorganization” within the meaning of Section 368(a) of the Code. The opinion of Thompson Hine will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Thompson Hine will also rely upon certain representations of the management of each Fund and assume, among other things, that the Reorganization will be consummated in accordance with the Plan and other operative documents and as described herein. An opinion of counsel is not binding on the IRS or any court. If the Reorganization does not qualify as a reorganization under the Code, the tax consequences could materially and adversely differ from those described herein.

Assuming the Reorganization qualifies as a reorganization, the U.S. federal income tax consequences of the Reorganization can generally be summarized as follows:

•
no gain or loss will be recognized by the Target Fund on the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund or the assumption by the Acquiring Fund of all liabilities of the Target Fund or upon the distribution of the shares of the Acquiring Fund to the Target Fund shareholders in exchange for their shares of the Target Fund;

•
the tax basis of the Target Fund’s assets acquired by the Acquiring Fund will be the same to the Acquiring Fund as the tax basis of such assets to the Target Fund immediately prior to the respective Reorganization, and the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund;

•
no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Target Fund;

•
no gain or loss will be recognized by shareholders of the Target Fund upon the receipt of the Acquiring Fund shares by such shareholders, provided such shareholders receive solely the Acquiring Fund shares (including fractional shares) in exchange for their Target Fund shares; and

•
the aggregate tax basis of the shares of the Acquiring Fund, including any fractional shares, received by each shareholder of the Target Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund shares, including fractional shares, to be received by each shareholder of the Target Fund will include the period during which the Target Fund shares exchanged were held by such shareholder.

The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Target Fund and its shareholders.

Prior to the Closing Date, the Target Fund may pay a distribution (paid in the form of additional shares) attributable to any undistributed investment company taxable income, net tax-exempt income and/or any undistributed realized net capital gains, including any gains realized from any actual or deemed sales of assets prior to the Closing Date, which may be, but is likely not to be, attributable to Fund transitioning. Additionally, subsequent to the Closing Date, the Acquiring Fund may sell for cash, in the ordinary course of business, a portion of the securities acquired from the Target Fund in the Reorganization, and may distribute any resulting net gains to its shareholders. These distributions generally are taxable to shareholders that hold shares of the Target Fund or the Acquiring Fund in taxable accounts.

The Acquiring Fund generally should succeed to capital loss carryforwards (and certain unrealized built-in losses), if any, of the Target Fund, subject to any applicable tax loss limitation rules.

The impact of the Reorganization on the tax attributes of the Funds will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganization and thus cannot be calculated precisely at this time.

Shareholders of the Target Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganization, shareholders of the Target Fund should also consult tax advisers as to state and local tax consequences, if any, of the Reorganization.
Securities to Be Issued, Key Differences in Shareholder Rights

The Acquiring Fund and the Target Fund are each organized as a separate series of the Trust, an Ohio business trust, and are governed by the same Second Amended and Restated Agreement and Declaration of Trust Instrument dated August 12, 2012, as amended, and as further amended from time to time (the “Trust Instrument”), and Bylaws (together with the Trust Instrument, the “Governing Documents”). As such, there are no key differences in the rights of shareholders of the Funds.

Capitalization

The following tables set forth, as of December 31, 2018: (a) the unaudited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Acquiring Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Acquiring Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received by Target Fund shareholders.

	Financial Long-Short Fund	Research Opportunities Fund	Adjustments	Pro Forma Combined Fund
Net Assets
Class A Shares	$ 4,925,313	$ 4,991,259		$ 9,916,572
Class C Shares	1,594,379	1,171,202		2,765,581
Class I Shares	17,620,239	31,691,779		49,312,018
Class Y Shares		17,198,434		17,198,434
Total	$ 24,139,931	$ 55,052,674		$ 79,192,605

Shares Outstanding (unlimited number of shares authorized)
Class A Shares	244,297	253,799	6,149	504,245
Class C Shares	87,176	63,267	(1,049)	149,394
Class I Shares	872,267	1,589,185	11,300	2,472,752
Class Y Shares		859,491		859,491
Total	1,203,740	2,765,742	16,400	3,985,882

Net Asset Value Per Share
Class A Shares	$ 20.16	$ 19.67		$ 19.67
Class C Shares	$ 18.29	$ 18.51		$ 18.51
Class I Shares	$ 20.20	$ 19.94		$ 19.94
Class Y Shares		$ 20.01		$ 20.01

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional Investment Strategies and General Fund Policies

Both the Target Fund and the Acquiring Fund seek long-term capital appreciation. The Board of Trustees may change each Fund’s investment objective or non-fundamental principal investment strategies without a shareholder vote. A Fund will notify its shareholders in writing at least 60 days before making any such change it considers material. If there is a material change to a Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will achieve its investment objective.

Unless otherwise stated, the additional investment strategies and general policies form the Funds' SAI dated February 28, 2019, which is incorporated by reference herein, apply to each Fund and provide further information including, but not limited to, the types of securities a Fund, may invest in when pursuing its investment objective. This information also describes investment strategies and policies that a Fund may use to a lesser extent. These non-principal investment strategies and policies may become more important in the future since a Fund’s composition can change over time. The strategies and policies of the Acquiring Fund will apply following the Reorganization.

Fundamental Investment Policies and Restrictions

Except as described above, the Funds have the same certain additional fundamental investment policies and restrictions that can only be changed with shareholder approval. Shareholder approval means approval by the lesser of: (i) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares). . If shareholders approve the Reorganization and other conditions are satisfied or waived, they will become shareholders in the Acquiring Fund, which will continue to have the same fundamental investment restrictions. This information is qualified in its entirety by each Fund’s SAI, which is incorporated by reference insofar as it relates to the Funds. In addition, as disclosed in a proxy statement filed February 4, 2019, which is incorporated by reference herein, insofar as it relates to the Funds, a shareholder meeting will be held on or about April 16, 2019, to, among other things, consider the approval of amendments to the Funds’ fundamental investment restrictions on lending and borrowing.

Additional Risks of the Funds

The value of your investment will vary over time, sometimes significantly, and you may lose money by investing in the Funds. The information regarding Additional Risks is intended to help you better understand some of the risks of investing in the Funds. Before voting on the Plan, you should consider carefully the risks that you assume when investing in the Funds. This information is qualified in its entirety by the Funds’ Prospectus which is incorporated by reference insofar as it relates to the Funds.

Other Comparative Information about the Funds

Investment Adviser

Diamond Hill Capital Management, Inc., 325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215, is the investment adviser to the Acquiring Fund and the Target Fund and will continue as the investment adviser to the Acquiring Fund following the Reorganization. The Adviser also provides certain management and administrative services and is responsible for other business affairs of the Funds and will provide the same services to the Acquiring Fund following the Reorganization.

The Adviser furnishes certain administration, compliance, and accounting services for the Funds, and will furnish such services to the Acquiring Fund following the Reorganization, and is reimbursed by such Fund for certain of its costs in providing those services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser serve as officers of the Trust. The Adviser provides office space for the Funds.

Management Expenses

Each Fund pays the Adviser an investment advisory fee and incurs expenses, including the distribution and shareholder servicing fees (Rule 12b-1 fee), administrative services fees and custodian fees and expenses. Following the Reorganization, the Acquiring Fund will pay the Adviser an investment advisory fee rate in accordance with the contractual fee schedule that is identical to the investment advisory fee rate paid under that same contractual fee schedule currently paid by the Acquiring Fund and Target Fund to the Adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreements is included in each Fund’s annual report (for the period ending December 31) to shareholders. You can request the Funds’ annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting 888-226-5595. The Funds’ reports are available free of charge at diamond-hill.com.

Target Fund Investment Personnel

Co-Fund Managers John Loesch, Josh Barber, Krishna Mohanraj and Tyler Ventura jointly share responsibility for the day-to-day management of the Target Fund.

Mr. Loesch has a Bachelor of Science in Public Affairs, Public Financial Management from Indiana University, a Masters degree in Business Administration (cum laude) from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since June 2007. Mr. Loesch currently serves as a Portfolio Manager, Co-Director of Research, Sector Leader and Research Analyst for the Adviser focusing on banks and alternative asset managers. From July 2003 to May 2006 Mr. Loesch was an Analyst at Nationwide Financial. He was a Financial Advisor at UBS Financial Services from June 2001 to July 2003.
Mr. Barber has a Bachelor of Talmudic Law and a Master of Talmudic Law from Ner Israel Rabbinical College, a Master of Business Administration from the University of Baltimore (with honors) and holds the CFA designation. He has been an investment professional with the Adviser since 2015. Mr. Barber currently serves as a Research Analyst for the Adviser focusing on focusing on REITs and title and mortgage insurance. From 2013 to 2015, Mr. Barber was a Senior Vice President and Senior Securities Analyst with HGI Capital. From 2005 to 2013, Mr. Barber was Vice President and Analyst at Stifel Nicolaus & Co.

Mr. Mohanraj has a Bachelor of Technology from the Indian Institute of Technology, Madras (Chennai, India), a Master of Science from The University of Texas at Austin, a Master of Business Administration from the London Business School (with distinction), and holds the CFA designation. Mr. Mohanraj has been an investment professional with the Adviser since 2012. Mr. Mohanraj currently serves as a Research Analyst for the Adviser focusing on specialty reinsurance, life insurance and traditional asset managers. From 2011 to 2012, Mr. Mohanraj was a Senior Research Associate at Sanford C. Bernstein. From 2008 to 2009, he was a Quantitative Analyst at Exelon Corporation. From 2005 to 2008, Mr. Mohanraj was a Product Manager with MCA Solutions. From 1999 to 2004, Mr. Mohanraj was a Solution Architect with i2 Technologies.

Mr.  Ventura has a Bachelor of Science degree in Accounting from DePaul University (with honors), a Masters degree in Business Administration from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since September 2010. Mr. Ventura currently serves as a Research Analyst for the Adviser focusing on brokers, financial technology and consumer finance. From 2007 to 2010, Mr. Ventura was an Investment Banking Associate with Monroe Securities, Inc. From 2004 to 2006, Mr. Ventura was an Internal Auditor with ABN Amro/LaSalle Bank Corporation. From 2003 to 2004, Mr. Ventura was a Financial Analyst with Bank of America Corporation. From 2000 to 2003, Mr. Ventura was an Auditor with Deloitte & Touche LLP.

Acquiring Fund Investment Personnel

A team of research analysts co-manage the Acquiring Fund. Each of the above investment personnel of the Target Fund are also a member of the team of research analysts that co-manage the Acquiring Fund. The individuals with the most significant responsibility for day-to-day management of the Acquiring Fund are Jason Downey, Igor Golalic, John Loesch, Aaron Monroe, Nathan Palmer and Suken Patel. This investment team will continue to manage the Acquiring Fund after the Reorganization.

Mr. Downey has a Bachelor of Arts degree in Economics and History from Ohio Wesleyan University (summa cum laude, with honors in Economics) and holds the CFA designation. He has been an investment professional with the Adviser since June 2002. Mr. Downey currently serves as Co-Director of Research and a Research Analyst focusing on transportation. From 2002 to 2006, Mr. Downey was an Analyst & Trader for the Adviser.

Mr. Golalic has a Bachelor of Arts degree in Business Administration and Philosophy from Lewis & Clark College, a Masters degree in Business Administration from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since July 2008. Mr. Golalic currently serves as a Research Analyst focusing on health care. From 2003 to 2008, Mr. Golalic was a Portfolio Manager and Senior Equity Analyst with Federated Investors. From 1999 to 2003, Mr. Golalic was a Senior Equity Analyst with the State Teachers Retirement System of Ohio.

Mr. Loesch has a Bachelor of Science in Public Affairs, Public Financial Management from Indiana University, a Masters degree in Business Administration (cum laude) from the University of Notre Dame and holds the CFA designation. He has been an investment professional with the Adviser since June 2007. Mr. Loesch currently serves as a Portfolio Manager, Co-Director of Research, Sector Leader and Research Analyst for the Adviser focusing on banks and alternative asset managers. From July 2003 to May 2006 Mr. Loesch was an Analyst at Nationwide Financial. He was a Financial Advisor at UBS Financial Services from June 2001 to July 2003.
Mr. Monroe has a Bachelor of Science degree in Finance, Accounting and Economics from The Ohio State University (cum laude) and holds the CFA designation. He has been an investment professional with the Adviser since June 2007. Mr. Monroe currently serves as a Sector Leader and Research Analyst for the Adviser focusing on gaming, lodging, and leisure. From 2007 to 2008, Mr. Monroe served as an Equity Trader with the Adviser. From 2006 to 2007, Mr. Monroe was a Consulting Group Analyst with Smith Barney. In 2005, Mr. Monroe was an Associate with Duff & Phelps.

Mr. Palmer has a Bachelor of Science degree in Accounting and Finance from The Ohio State University (summa cum laude, with honors) and a Masters of Accountancy from The Ohio State University (with distinction). He is a Certified Public Accountant and holds the CFA designation. He has been an investment professional with the Adviser since October 2009. Mr. Palmer currently serves as a Sector Leader and Research Analyst for the Adviser focusing on software and computer services. From 2008 to 2009, Mr. Palmer was a Tax Consultant with Deloitte & Touche, LLP.

Mr. Patel has a Bachelor of Science degree in Finance from The Ohio State University and holds the CFA designation. He has been an investment professional with the Adviser since June 2006. Mr. Patel currently serves as a Sector Leader and Research Analyst for the Adviser focusing on energy. From 2005 to 2006, Mr. Patel served as an Equity Research Analyst with Victory Capital Management. From 2004 to 2005, Mr. Patel was a Reorganization & Acquisitions Analyst with KeyBanc Capital Markets.

The Trust’s SAI, dated February 28, 2019, which is incorporated by reference herein, provides information about the compensation structure for each Fund’s investment personnel and other accounts managed, as well as the range of their individual ownership of securities of the specific Fund(s) they manage and the aggregate range of their individual ownership in all mutual funds advised by the Adviser, as the case may be.

Financial Highlights

The financial highlights for each Fund are incorporated herein by reference to each Fund’s annual report for the fiscal year ended December 31, 2018.

Conflicts of Interest

The Adviser and its investment personnel are also responsible for managing other account portfolios in addition to the respective Funds they manage. Management of other accounts in addition to the Funds can present certain conflicts of interest, including those associated with different fee structures, various trading practices, and the amount of time a Portfolio Manager may spend on other accounts versus the respective Funds they manage. The Adviser has implemented specific policies and procedures to address any potential conflicts. The Adviser’s Form ADV Part 2A also contains a description of some of its policies and procedures to address conflicts of interest.

A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts are contained in the Funds’ SAI, which is incorporated by reference herein.

Pricing of Fund Shares

Both the Target Fund and the Acquiring Fund have the same policy with respect to pricing of Fund shares which is contained in the Funds’ prospectus and SAI, which is incorporated by reference herein.

Purchase of Fund Shares

Both the Target Fund and the Acquiring Fund have the same policy with respect to purchases which is contained in the Funds’ prospectus and SAI, which is incorporated by reference herein.

Redemption of Fund Shares

Both the Target Fund and the Acquiring Fund have the same policy with respect to redemptions which is contained in the Funds’ prospectus and SAI, which is incorporated by reference herein.

Dividends and Distributions

Both the Target Fund and the Acquiring Fund have the same policy with respect to dividends and distributions which is contained in the Funds’ prospectus and SAI, which is incorporated by reference herein.

Frequent Purchases and Redemptions

Both the Target Fund and the Acquiring Fund have the same policy with respect to frequent trading which is contained in the Funds’ prospectus and SAI, which is incorporated by reference herein.

Tax Consequences

Both the Target Fund and the Acquiring Fund have the same policy with respect to the U.S. federal income tax consequences of buying, holding, exchanging and selling shares which is contained in the Funds’ prospectus and SAI, which is incorporated by reference herein.

Distribution Arrangements

Both the Target Fund and the Acquiring Fund have the same policy with respect to distribution arrangements which is contained in the Funds’ prospectus and SAI, which is incorporated by reference herein.

Trustees and Officers

The following individuals comprise the Board of Trustees of the Trust: Tamara L. Fagely, Elizabeth P. Kessler, D’Ray Moore, Rice, and Peter E. Sundman. Each Trustee is independent of the Adviser, Diamond Hill Capital Management, Inc., and the Trust. The officers of the Trust are disclosed in the Funds’ SAI, which is incorporated herein by reference and has been filed with the SEC. In addition, as disclosed in a proxy statement filed February 4, 2019, which is incorporated by reference herein insofar as it relates to the Funds, a shareholder meeting will be held on or about April 16, 2019, to, among other things, consider the election of two additional trustees to the Board of Trustees of the Trust.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., the Independent Registered Public Accounting Firm for the Acquiring Fund and the Target Fund, audits each Fund’s annual financial statements and compiles their tax returns. Cohen & Company, Ltd. will continue as the Independent Registered Public Accounting Firm for the Acquiring Fund following the Reorganization.

The Board of Trustees of the Fund unanimously recommends that shareholders of the Target Fund vote FOR approval of the Plan.

ADDITIONAL INFORMATION
Quorum and Voting

Shareholders of each class of shares issued by the Target Fund will vote together as a single class at the Meeting on the Proposal. Only shareholders of record on the Record Date are entitled to vote at the Meeting. Each shareholder is entitled to one (1) vote per share held, and fractional votes for fractional shares held, on any matter submitted to a vote at the Meeting. A quorum of shareholders is required to take action at each Meeting. The quorum requirement is one-third of the outstanding shares of the Fund entitled to vote.

The 1940 Act defines “majority of the outstanding voting securities” to mean the lesser of (i) of 67% or more of the voting securities (i.e., shares) present at the Meeting, if the holders of more than 50% of the outstanding voting securities of each Fund are present or represented by proxy; or (ii) of more than 50% of the outstanding voting securities of the Fund, whichever is less.

Abstentions and "broker non-votes" (i.e. shares held by brokers or nominees, typically in "street name," as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum and as votes against a proposal. In addition, under the rules of the NYSE, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the special meeting). Brokers holding shares of a Fund on behalf of clients may not vote on this proposal absent instructions from the beneficial owners of the shares. As a result, these shares also will be treated as broker non-votes.

The Adviser will vote any shares it holds in the Target Fund and has voting authority, and shares for which it is the agent of record and which are not otherwise represented in person or by proxy at the Meeting. Such shares held by the Adviser will be voted in favor of the proposal.

Share Ownership

The following table shows, as of the Record Date, the number of outstanding shares and net assets of each class of the Funds. Shareholders of the Acquiring Fund will not vote on the Plan.

Diamond Hill Financial Long-Short Fund	Total Number of Shares Outstanding	Net Assets
Class A Shares
Class C Shares
Class I Shares

To the best knowledge of the Trust, such officers and Trustees individually, and collectively as a group, do not directly or beneficially own more than 1% of the outstanding shares of the Funds.

As of the Record Date, the following shareholders were beneficial owners of 5% or more of the outstanding shares of the Funds listed because they possessed voting or investment power with respect to such shares:

Name and Address of Beneficial Owner	Nature of Ownership	Percentage of Outstanding Shares of the Fund

Solicitation of Proxies

The Adviser will pay the fees and expenses related to the Proposal, including the costs associated with the drafting, printing, and mailing of this Proxy Statement/Prospectus, and the Meeting. In addition to solicitation of proxies by mail, certain officers and representatives of the Trust, certain officers and employees of the Adviser, and certain financial services firms and their representatives, without extra compensation, may solicit proxies personally, by telephone, U.S. Mail, facsimile, verbal, internet, or email communications.

Shareholder Proposals for Subsequent Meetings

The Trust has not received any shareholder proposals to be considered for presentation at the Special Meeting. Under the proxy rules of the Securities and Exchange Commission, shareholder proposals may, under certain conditions, be included in the Trust’s Proxy Statement and proxy for a particular meeting. Under these rules, proposals submitted for inclusion in the Trust’s proxy materials must be received by the Trust within a reasonable time before the solicitation is made. The fact that the Trust receives a shareholder proposal in a timely manner does not ensure its inclusion in its proxy materials, because there are other requirements in the proxy rules relating to such inclusion. You should be aware that annual meetings of shareholders are not required as long as there is no particular requirement under the 1940 Act that must be met by convening such a shareholder meeting. Any shareholder proposal should be sent to Karen R. Colvin, Secretary, 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215. Shareholder proposals may also be raised from the floor at the Meeting without prior notice to the Trust. Because the Trust has never received a shareholder proposal, the Trust has not adopted a written policy regarding consideration of shareholder proposals.

The Board of Trustees of the Trust is not aware of any other matters to come before the Meeting.

Shareholder Communications

The Board believes that it is important for shareholders to have a process to send communications to the Board. Accordingly, pursuant to the Trust’s “Policy Regarding General Shareholder Communications to the Board of Trustees of the Trust,” a shareholder of the Trust wishing to communicate with the Board may do so in writing, signed by the shareholder and setting forth: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund or Funds in which the shareholder owns shares; and (d) if the shares are owned indirectly through a broker or other record owner, the name of the broker or other record owner. These communications should be addressed as follows: Secretary, Diamond Hill Funds, 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.
The Secretary of the Trust is responsible for collecting, reviewing, and organizing all properly-submitted shareholder communications. With respect to each properly-submitted shareholder communication, the Secretary, in most instances, either will: (i) provide a copy of the communication to the appropriate Committee of the Board or to the full Board at the Committee’s or Board’s next regularly-scheduled meeting; or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the appropriate Committee of the Board or to the full Board promptly after receipt.
The Secretary, in good faith, may determine that a shareholder communication should not be provided to the appropriate Committee of the Board or to the full Board because the communication: (i) does not reasonably relate to the Trust or the Trust’s operations, management, activities, policies, service providers, Board of Trustees, or one of the Committees of the Board, officers, or shareholders, or other matters relating to an investment in the Trust; or (ii) is ministerial in nature (such as a request for Trust literature, share data, or financial information).

Reports to Shareholders and Financial Statements

The annual report to shareholders of the Funds, including financial statements of each Fund, has previously been sent to shareholders. The Funds provide annual and semiannual reports to their shareholders that highlight relevant information, including investment results and a review of Fund changes. Additional copies of the Funds’ most recent annual report and any more recent semiannual report are available, without charge, by calling a representative of the Adviser at 855-255-8955, via the internet at diamond-hill.com, or by sending a written request to the Secretary of the Trust at 325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215.

Delivery of Voting Instructions

If you and another contract owner share the same address, the Trust may only send one Proxy Statement unless you or the contract owner(s) request otherwise. Call or write to the Trust if you wish to receive a separate copy of the Proxy Statement, and the Trust will promptly mail a copy to you. You may also call or write to the Trust if you wish to receive a separate proxy in the future, or if you are receiving multiple copies now, and wish to receive a single copy in the future. For such requests, call the Trust at 614-255-3333, or write the Trust at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.

A copy of the Notice of Shareholder Meeting, the Proxy Statement and the Proxy Card are available at diamond-hill.com.

BY ORDER OF THE BOARD OF TRUSTEES
/s/ Gary Young
President
Diamond Hill Funds

April __, 2019

PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED REPLY ENVELOPE. YOU MAY ALSO VOTE BY TELEPHONE OR ON THE INTERNET BY FOLLOWING THE INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD. FOR MORE INFORMATION OR ASSISTANCE WITH VOTING, PLEASE CALL 614-255-3333.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this fourteenth day of February, 2019 by and between Diamond Hill Funds, an Ohio business trust (the “Trust”), on behalf of Diamond Hill Financial Long-Short Fund, a series of the Trust (the “Target Fund”), and Diamond Hill Research Opportunities Fund, a series of the Trust (the “Acquiring Fund”). Diamond Hill Capital Management, Inc. (“DHCM”) joins this agreement solely for the purpose of agreeing to be bound by Paragraph 5.
All references in this Agreement to action taken by the Target Fund or the Acquiring Fund shall be deemed to refer to action taken by the Trust on behalf of the respective portfolio series.
This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer by the Target Fund of all or substantially all of its assets to the Acquiring Fund, in exchange solely for Class A, Class C and Class I voting shares of beneficial interest in the Acquiring Fund (the “Acquiring Fund Shares”) having an aggregate net asset value equal to the aggregate net asset value of the same class of shares of the Target Fund, the assumption by the Acquiring Fund of all the liabilities of the Target Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund in complete liquidation of the Target Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.
WHEREAS, the Board of Trustees of the Trust has determined that it is in the best interest of each of the Target Fund and the Acquiring Fund that assets of the Target Fund be acquired by the Acquiring Fund and the liabilities of the Target Fund be assumed by the Acquiring Fund in exchange for Class A, Class C and Class I Acquiring Fund Shares pursuant to this Agreement and in accordance with the applicable statutes of the State of Ohio, and that the interests of existing shareholders of the Target Fund or the Acquiring Fund will not be diluted as a result of this transaction;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
1.    PLAN OF REORGANIZATION
1.1    Subject to the terms and conditions herein set forth, the Trust shall (i) transfer all or substantially all of the assets of the Target Fund, as set forth in paragraph 1.2, to the Acquiring Fund, (ii) the Trust shall cause the Acquiring Fund to deliver to the Trust full and fractional Class A, Class C and Class I Acquiring Fund Shares having an aggregate net asset value equal to the value of the aggregate net assets of the same class of shares of the Target Fund as of the close of regular session trading on the New York Stock Exchange on the Closing Date, as set forth in paragraph 2.1 (the “Closing Date”) and (iii) the Trust shall cause the Acquiring Fund to assume all liabilities of the Target Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the “Closing”).
1.2    The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable which are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date. The Acquiring Fund will assume all of the liabilities, expenses, costs, charges and reserves of the Target Fund of any kind, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.
1.3    The Target Fund will distribute pro rata to its shareholders of record of the applicable classes, determined as of immediately after the close of business on the Closing Date (the “Current Shareholders”), the Class A, Class C and Class I Shares received by the Trust pursuant to paragraph 1.1. Such distribution and liquidation will be accomplished by the transfer of the Class A, Class C and Class I Acquiring Fund Shares then credited to the accounts of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Current Shareholders and representing the respective pro rata number of the Class A, Class C and Class I Acquiring Fund Shares due to such shareholders. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Trust. The Acquiring Fund shall not issue certificates representing the Class A, Class I and Class C Acquiring Fund Shares in connection with such exchange. Ownership of Class A, Class C and Class I Shares will be shown on the books of the Trust’s transfer agent. As soon as practicable after the Closing, the Trust shall take all steps necessary to effect a complete liquidation of the Target Fund.
2.    CLOSING AND CLOSING DATE
2.1    The Closing Date shall be June 7, 2019, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. New York Time. The

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Appendix A

Closing shall be held at the offices of Diamond Hill Capital Management, Inc. (“DHCM”), 325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215, or at such other time and/or place as the parties may agree.
2.2    The Trust shall cause Ultimus Fund Solutions, LLC (the “Transfer Agent”), sub-transfer agent of the Target Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number, class, and percentage ownership of outstanding shares of the Target Fund owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Trust a confirmation evidencing the Class A, Class C and Class I Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Trust that such Class A, Class C and Class I Acquiring Fund Shares have been credited to the accounts of the Target Fund on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.
3.    REPRESENTATIONS AND WARRANTIES
3.1    The Trust, on behalf of the Target Fund, hereby represents and warrants to the Acquiring Fund as follows:
i)    the Trust is duly organized and existing under its Second Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”) and the laws of the State of Ohio as a business trust with transferable shares of beneficial interest commonly referred to as a “Ohio business trust;”
(ii)    the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Target Fund;
iii)    the execution and delivery of this Agreement on behalf of the Target Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Target Fund (other than as contemplated in paragraph 4.1(vii)) are necessary to authorize this Agreement and the transactions contemplated hereby;
(iv)    this Agreement has been duly executed by the Trust on behalf of the Target Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors’ rights generally, and general equitable principles;
(v)    neither the execution and delivery of this Agreement by the Trust on behalf of the Target Fund, nor the consummation by the Trust on behalf of the Target Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Trust Instrument or the Bylaws of the Trust (“Bylaws”), as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound;
(vi)    if applicable, the unaudited statement of assets and liabilities of the Target Fund as of the Closing Date, determined in accordance with generally accepted accounting principles consistently applied from the prior audited period, accurately reflects all assets and liabilities of the Target Fund as of the Closing Date;
(vii)    no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary (other than as contemplated in paragraph 4.1(vii)) for the execution and delivery of this Agreement by the Trust on behalf of the Target Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing;
(viii)    On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;
(ix)    For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund:
(i)    has elected to qualify, and has qualified or will qualify (in the case of the short taxable year ending on the Closing Date), for taxation as a “regulated investment company” under the Code (a “RIC”); (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and on or prior to the Closing Date will have declared and paid a distribution with respect to all its investment company taxable income (determined without regard to the

A-2

Appendix A

deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain (as such terms are defined in the Code) in each case that has accrued or will accrue on or prior to the Closing Date; and (iii) has been, and will be (in the case of the short taxable year ending on the Closing Date), treated as a separate corporation for U.S. federal income tax purposes;
(x)    Except as otherwise disclosed in writing to the Acquiring Fund, the Target Fund is in compliance in all material respects with the Internal Revenue Code (the “Code”) and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties with respect to such reporting and withholding requirements;
(xi)    The Target Fund has not been granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made;
(xii)    The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7T(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder;
(xiii)    Except as otherwise disclosed to the Acquiring Fund, the Target Fund has not previously been a party to a transaction that qualified as reorganization under Section 368(a) of the Code; and
(xiv)    The Target Fund has not received written notification from any tax authority that asserts a position contrary to any of the representations in (x) through (xiii) above.
3.2    The Trust, on behalf of the Acquiring Fund, hereby represents and warrants to the Target Fund as follows:
(i)    the Trust is duly organized and existing under its Trust Instrument and the laws of the State of Ohio as a business trust with transferable shares of beneficial interest commonly referred to as a “Ohio business trust;”
(ii)    the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Acquiring Fund;
(iii)    the execution and delivery of this Agreement on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated hereby;
(iv)    this Agreement has been duly executed by the Trust on behalf of the Acquiring Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors’ rights generally, and general equitable principles;
(v)    neither the execution and delivery of this Agreement by the Trust on behalf of the Acquiring Fund, nor the consummation by the Trust on behalf of the Acquiring Fund of the transactions contemplated hereby, will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Trust Instrument or the Bylaws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound;
(vi)    the net asset value per share of an Class A, Class C and Class I Acquiring Fund Share as of the close of regular session trading on the New York Stock Exchange on the Closing Date reflects all liabilities of the Acquiring Fund as of that time and date;
(vii)    no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Acquiring Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing;
(viii)    On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been

A-3

Appendix A

filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof; and
(ix)    For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund: (i) has elected or will elect to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify for taxation as a RIC under the Code; (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date; and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for U.S. federal income tax purposes.
4.    CONDITIONS PRECEDENT
4.1    The obligations of the Trust on behalf of the Target Fund and the Trust on behalf of the Acquiring Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions with respect to such Reorganization:
(i)    The Trust shall have filed with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “Securities Act”) and such amendment or amendments thereto as are determined by the Board of Trustees of the Trust and/or DHCM to be necessary and appropriate to effect the registration of the Class A, Class C and Class I Acquiring Fund Shares (the “Registration Statement”), and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);
(ii)    Class A, Class C and Class I Acquiring Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;
(iii)    All representations and warranties of the Trust on behalf of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Acquiring Fund shall have received a certificate of an officer of the Trust acting on behalf of the Target Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Acquiring Fund;
(iv)    All representations and warranties of the Trust on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Target Fund shall have received a certificate of an officer of the Trust acting on behalf of the Target Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Target Fund;
(v)    The Acquiring Fund and Target Fund shall have received an opinion, dated as of the Closing Date, of Thompson Hine LLP, substantially to the effect that for U.S. federal income tax purposes:
(a)    The Acquiring Fund’s acquisition of the assets of the Target Fund in exchange solely for the Acquiring Fund Shares and the Acquiring Fund’s assumption of the liabilities of the Target Fund, followed by the Target Fund’s distribution of the Acquiring Fund Shares pro rata to the Target Fund’s shareholders actually or constructively in exchange for their Target Fund shares in complete liquidation of the Target Fund, should qualify as a “reorganization” as defined in Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each should be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
(b)    Under Section 1032(a) of the Code, no gain or loss should be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund.
(c)    Under Section 361 of the Code, no gain or loss should be recognized by the Target Fund upon the transfer of the Target Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund or upon the distribution of the Acquiring Fund Shares to the Target Fund shareholders in exchange for their Target Fund shares in complete liquidation of the Target Fund.

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Appendix A

(d)    Under Section 354(a)(1) of the Code, no gain or loss should be recognized by the Target Fund shareholders upon the exchange of their Target Fund shares for the Acquiring Fund Shares in complete liquidation of the Target Fund pursuant to the Reorganization.
(e)    Under Section 358(a)(1) of the Code, the aggregate adjusted tax basis of the Acquiring Fund Shares received by each Target Fund shareholder pursuant to the Reorganization should be the same as the aggregate adjusted tax basis of the Target Fund shares held by such shareholder immediately prior to the Reorganization.
(f)    Under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Target Fund shareholder in the Reorganization should include the period during which the Target Fund shares exchanged therefor were held by such shareholder (provided the Target Fund shares were held as capital assets on the date of the Reorganization).
(g)    Under Section 362(b) of the Code, the adjusted tax basis of the Target Fund’s assets acquired by the Acquiring Fund should be the same as the adjusted tax basis of such assets to the Target Fund immediately prior to the Reorganization.
(h)     Under Section 1223(2) of the Code, the holding period of the assets of the Target Fund in the hands of the Acquiring Fund should include the period during which those assets were held by the Target Fund (except where the Acquiring Fund’s investment activities may have the effect of reducing or eliminating an asset’s holding period).
(i)    The Acquiring Fund should succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.
Such opinion shall be based on customary assumptions and such representations as Thompson Hine LLP reasonably may request, and the Target Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph.
(vi)    The Target Fund shall have declared and paid a dividend prior to the Closing Time, which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Target Fund’s investment company taxable income (within the meaning of Section 852(b)(2) of the Code, computed without regard to any deduction for dividends paid), if any, plus any excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all periods up to and including the Closing Date, and all of the Target Fund’s net capital gain (as defined in Section 1222(11) of the Code), if any, for the avoidance of doubt after reduction for any usable capital loss carryforwards, recognized in all periods up to and including the Closing Date; and
(vii)    The shareholders of the Target Fund shall have approved this Agreement at a special meeting of its shareholders.
5.    EXPENSES
DHCM agrees that it will bear all costs and expenses of the Reorganization and transactions contemplated thereby; provided, however that the Acquiring Fund and the Target Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses that they may incur in connection with the purchase or sale of portfolio securities. Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund be paid by the person to whom the Acquiring Fund shares are to be issued and transferred. Notwithstanding the foregoing, any other transfer taxes payable upon the issuance of the Acquiring Fund shares shall be paid by the Adviser. All costs and expenses borne by DHCM hereunder shall be solely and directly related to the Reorganization contemplated by this Agreement, in accordance with the principles set forth in Revenue Ruling 73‑54, 1973‑1 C.B. 187. Notwithstanding any other provision of this Agreement, costs and expenses of the Reorganization will be borne by the party directly incurring such expenses if and to the extent that the payment by another person of such costs and expenses would result in the disqualification of such party as a regulated investment company within the meaning of Sections 851 and 852 of the Code or would prevent the Reorganization from qualifying as a tax‑free reorganization under Section 368(a) of the Code.

A-5

Appendix A

6.    ENTIRE AGREEMENT
The Trust agrees on behalf of each of the Target Fund and the Acquiring Fund that this Agreement constitutes the entire agreement between the parties.
7.    TERMINATION
This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board of Trustees of the Trust, make proceeding with the Agreement inadvisable.
8.    AMENDMENTS
This agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.
9.    NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their principal place of business.
10.    HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
10.1    The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
10.2    This Agreement may be executed in any number of counterparts each of which shall be deemed an original.
10.3    This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio.
10.4    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
10.5    It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, consultants, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Trust Instrument. The execution and delivery by such officers of the Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in the Trust Instrument. The Trust is a series company with multiple series and has entered into this Agreement on behalf of each of the Target Fund and the Acquiring Fund.
10.6    The sole remedy of a party hereto for a breach of any representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.

A-6

Appendix A

IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date set forth above.

DIAMOND HILL FUNDS
For and on behalf of the Acquiring Fund
__________________________________
By:
Title:
DIAMOND HILL FUNDS
For and on behalf of the Target Fund

___________________________________
By:
Title:

DIAMOND HILL CAPITAL MANAGEMENT, INC.

____________________________________
By:
Title:

A-7

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Notice of Special Meeting and Proxy Statement are available at www.proxyweb.com.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.
PLEASE DO NOT USE FINE POINT PENS.

Proposal
To approve the Reorganization of the Diamond Hill Financial Long-Short Fund into Diamond Hill Research Opportunities Fund

For	Withhold	Abstain

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING.
PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE
Vote on the Internet:
1.    Read the Proxy Statement/Prospectus and have this card on hand
2.    Log on to ________________
3.    Follow the on-screen instructions
4.    Do not return this paper ballot
VOTE BY PHONE:
1.    Read the Proxy Statement and have this card on hand
2.    Call toll-free ________________
3.    Follow the recorded instructions
4.    Do not return this paper ballot

VOTE BY MAIL:
1.    Read the Proxy Statement
2.    Check the appropriate boxes on the reverse side
3.    Sign and date the Proxy Card
4.    Return the Proxy Card in the enclosed postage-paid envelope

STATEMENT OF ADDITIONAL INFORMATION
April __, 2019

Relating to the acquisition of the assets of
Diamond Hill Financial Long-Short Fund
by and in exchange for shares of beneficial interest of Diamond Hill Research Opportunities Fund each a series of Diamond Hill Funds

325 John H. McConnell Blvd., Suite 200
Columbus, Ohio 43215
614-255-3333

This Statement of Additional Information (the “SAI”) expands upon and supplements the information contained in the Proxy Statement/Prospectus dated April __, 2019. The Proxy Statement/Prospectus is being furnished to shareholders of Diamond Hill Financial Long-Short Fund (the “Target Fund”) in connection with the reorganization of the Target Fund with and into Diamond Hill Research Opportunities Fund (the “Acquiring Fund”), pursuant to which all or substantially all of the assets and liabilities of the Target Fund would be transferred to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the “Reorganization”).

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus. A copy of the Proxy Statement/Prospectus may be obtained without charge by contacting Diamond Hill Funds, 325 John H. McConnell Blvd., Columbus, Ohio 43215 or by telephoning Diamond Hill toll-free at 1-855-255-8955.

This SAI consists of: (i) this cover page, (ii) the unaudited pro forma financial information, attached hereto as Appendix A, and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein:

1.
Each Fund's Prospectus and Statement of Additional Information filed in Post-Effective Amendment No. 70 to Diamond Hill Funds registration statement of Form N-1A (File Nos. 811-08061 and 333-22075), dated February 28, 2019, filed on February 28, 2019;

2.	Each Fund's Annual Report, filed on Form N-CSR (File No. 811-08061), for the fiscal year ended December 31, 2018, as filed on February 21, 2019; and

3.	Proxy Statement, filed on Form DEF 14A (File No. 811-08061), dated February 4, 2019, filed on February 4, 2019.

As described in the Proxy Statement/Prospectus, upon the closing of the Reorganization, each owner of the Target Fund will become a shareholder of the corresponding class of shares of the Acquiring Fund. Information about the Acquiring Fund is provided in the Proxy Statement/Prospectus.

1

Appendix A

PRO FORMA FINANCIAL INFORMATION
(UNAUDITED)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Acquiring Fund as of December 31, 2018 using the fees and expenses information as shown in the Combined Prospectus/Information Statement. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their annual and semi-annual shareholder reports.

Pro Forma Statements of Assets & Liabilities (Unaudited)
December 31, 2018
	Financial Long-Short Fund	Research Opportunities Fund	Adjustments	Pro Forma Combined Fund
Assets
Investment in unaffiliated securities, at cost	$ 29,022,878	$ 69,070,868		$ 98,093,746
Investment in unaffiliated securities, at fair value*	$ 28,297,770	$ 68,169,230		$ 96,467,000
Cash deposits with custodian for securities sold short	3,397,225	8,826,529		12,223,754
Receivable for fund shares issued	140,950	91,514		232,464
Receivable for investments sold		114,245		114,245
Receivable for dividends and interest	24,265	92,720		116,985
Prepaid expenses and other assets		48		48
Total Assets	31,860,210	77,294,286		109,154,496

Liabilities
Investments sold short, at fair value (proceeds $10,178,700, $3,085,035)	3,329,538	10,633,400		13,962,938
Due to custodian		6,404		6,404
Payable for securities purchased		605,768		605,768
Payable for fund shares redeemed	162,092	94,756		256,848
Payable for dividend expense on securities sold short	22,681	18,971		41,652
Payable for return of collateral received for securities on loan	4,179,127	10,829,528		15,008,655
Payable to Investment Adviser	20,399	44,431		64,830
Payable to Administrator	3,886	6,312		10,198
Accrued distribution and service fees	2,556	2,042		4,598
Total Liabilities	7,720,279	22,241,612		29,961,891

Net Assets	24,139,931	55,052,674		79,192,605

Components of Net Assets
Paid-in capital	$ 25,706,748	$ 56,967,425		$ 82,674,173
Distributable earnings (accumulated deficit)	(1,566,817)	(1,914,751)		(3,481,568)
Net Assets	24,139,931	55,052,674		79,192,605
Net Assets
Class A Shares	$ 4,925,313	$ 4,991,259		$ 9,916,572
Class C Shares	$ 1,594,379	$ 1,171,202		$ 2,765,581
Class I Shares	$ 17,620,239	$ 31,691,779		$ 49,312,018
Class Y Shares		$ 17,198,434		$ 17,198,434
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	244,297	253,799	6,149	504,245
Class C Shares	87,176	63,267	(1,049)	149,394
Class I Shares	872,267	1,589,185	11,300	2,472,752

Appendix A

Class Y Shares		859,491	859,491
Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$ 20.16	$ 19.67	$ 19.67
Class C Shares(A)	$ 18.29	$ 18.51	$ 18.51
Class I Shares	$ 20.20	$ 19.94	$ 19.94
Class Y Shares		$ 20.01	$ 20.01
Maximum Offering Price
Maximum sales charge — Class A Shares	5.00%	5.00%	5.00%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$ 21.22	$ 20.71	$20.71

(A) Redemption price per share varies based on the holding period.
* Includes value of securities on loan

The accompanying notes are an integral part of these financial statements.

Appendix A

Pro Forma Consolidated Statements of Operations (Unaudited)
For the Twelve Months Ended December 31, 2018
	Financial Long-Short Fund	Research Opportunities Fund	Adjustments	Pro Forma Combined Fund
Investment Income
Dividends	$ 567,713	$ 869,277		$ 1,436,990
Interest	54,863	153,513		208,376
Securities lending income	17,223	34,041		51,264
Foreign taxes withheld	(6,096)	(2,494)		(8,590)
Total Investment Income	633,703	1,054,337		1,688,040

Expenses
Investment advisory fees	299,391	595,543		894,934
Administration fees	57,774	87,520		145,294
Distribution fees — Class A	16,820	16,779		33,599
Distribution and service fees — Class C	19,597	20,322		39,919
Other fees	985	1,393	(985)	1,393
Dividend expense	138,880	243,765		382,645
Net Expenses	533,447	965,322	(985)	1,497,784

Net Investment Income	100,256	89,015	985	190,256

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investment transactions	179,489	3,949,983		4,129,472
Net realized losses on closed short positions	(770,076)	(2,344,000)		(3,114,076)
Net realized losses on foreign currency transactions	(1,146)	(592)		(1,738)
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	(4,878,776)	(9,443,474)		(14,322,250)
Net Realized and Unrealized Losses on Investments	(5,470,509)	(7,838,083)		(13,308,592)

Change in Net Assets from Operations	$ (5,370,253)	$ (7,749,068)	$ 985	$ (13,118,336)

The accompanying notes are an integral part of these financial statements.

Pro Forma Schedules of Investments
December 31, 2018 (unaudited)
Security Description	Financial Long-Short Fund Shares	Financial Long-Short Fund Fair Value	Research Opportunities Fund Shares	Research Opportunities Fund Fair Value	Pro Forma Combined Fund Shares	Pro Forma Combined Fund Fair Value	Pro Forma Combined Fund % of Net Assets
Common Stocks
Communication Services							7.1%
Alphabet, Inc., Class A (a) (b)			1,102	$1,151,546	1,102	$1,151,546
Baidu, Inc. - ADR (a)			2,734	433,612	2,734	433,612
Charter Communications, Inc., Class A (a)			1,787	509,241	1,787	509,241
Facebook, Inc., Class A (a)			10,013	1,312,604	10,013	1,312,604
Liberty Media Corp. - Liberty Formula One - Series C (a)(c)			31,287	960,511	31,287	960,511
Tencent Holdings Ltd. (HK)			10,700	428,856	10,700	428,856
T-Mobile USA, Inc. (a)			8,880	564,857	8,880	564,857
Twenty-First Century Fox, Inc., Class B			5,711	272,872	5,711	272,872
						5,634,099
Consumer Discretionary							11.7%
Aptiv plc (c)			3,524	216,973	3,524	216,973
BorgWarner, Inc. (b)			8,480	294,595	8,480	294,595
Dollar General Corp.			1,572	169,902	1,572	169,902
EssilorLuxottica SA (FR)			3,200	405,575	3,200	405,575
Fiat Chrysler Automobiles NV (a)			49,520	716,059	49,520	716,059
Hanesbrands, Inc. (c)			26,900	337,057	26,900	337,057
McDonald's Corp. (c)			1,020	181,121	1,020	181,121
NVR, Inc. (a) (b)			500	1,218,495	500	1,218,495
Red Rock Resorts, Inc., Class A			101,143	2,054,214	101,143	2,054,214
Starbucks Corp.			4,600	296,240	4,600	296,240
TJX Cos., Inc. (The)			4,102	183,523	4,102	183,523
Vail Resorts, Inc.			11,300	2,382,266	11,300	2,382,266
VF Corp.			10,749	766,834	10,749	766,834
						9,222,854
Consumer Staples							1.2%
Cal-Maine Foods, Inc. (b)			22,500	951,750	22,500	951,750

Energy							1.2%
Cimarex Energy Co. (b)(c)			15,589	961,062	15,589	961,062

Financials							34.6%
Artisan Partners Asset Management, Inc., Class A	15,506	342,838			15,506	342,838
Banco Bilbao Vizcaya Argentaria SA (ES)			19,197	101,958	19,197	101,958
Bank of New York Mellon Corp. (The) (b)(c)	7,020	330,431	15,880	747,472	22,900	1,077,903
Bank OZK (b)(c)	39,755	907,607	36,220	826,903	75,975	1,734,510
BankUnited, Inc. (b)(c)	31,680	948,499	29,730	890,116	61,410	1,838,615
Berkshire Hathaway, Inc., Class B (a)(c)	8,105	1,654,879			8,105	1,654,879
BOK Financial Corp. (b)	4,200	307,986			4,200	307,986
Bridge Bancorp, Inc.	15,605	397,771			15,605	397,771
Brighthouse Financial, Inc. (a)(b)(c)	13,427	409,255	7,937	241,920	21,364	651,175
Capital One Financial Corp.	3,271	247,255			3,271	247,255
Citigroup, Inc. (b)(c)	12,425	646,846			12,425	646,846
Credit Suisse Group AG (SW) (a)			66,130	722,913	66,130	722,913
Credit Suisse Group AG - ADR (a)(b)	70,670	767,476			70,670	767,476
Discover Financial Services (b)(c)	20,565	1,212,924	14,920	879,982	35,485	2,092,906
Enstar Group Ltd. (a)(c)	3,045	510,251			3,045	510,251
Fairfax Financial Holdings Ltd. (CA)	1,195	526,140	586	258,007	1,781	784,147
Fairfax India Holdings Corp. (a)			38,319	503,128	38,319	503,128
First Horizon National Corp. (b)(c)	20,590	270,964			20,590	270,964
First of Long Island Corp. (The)	16,860	336,357			16,860	336,357
First Republic Bank (b)(c)	11,205	973,715	7,513	652,880	18,718	1,626,595
Franklin Resources, Inc. (c)			6,193	183,684	6,193	183,684
Global Indemnity Ltd. (c)	8,330	301,796			8,330	301,796
Hartford Financial Services Group, Inc. (The)	10,742	477,482			10,742	477,482
JPMorgan Chase & Co. (b)	2,645	258,205			2,645	258,205
Julius Baer Group Ltd. (SW) (a)			11,500	409,820	11,500	409,820
Kasikornbank PCL - NVDR (TH)			13,300	76,172	13,300	76,172
Loews Corp. (c)	25,966	1,181,972			25,966	1,181,972
MetLife, Inc. (b)(c)	32,447	1,332,274	4,893	200,907	37,340	1,533,181
Morgan Stanley (b)	11,970	474,610			11,970	474,610
Mr. Cooper Group, Inc. (a)	116,934	1,364,620	71,090	829,620	188,024	2,194,240

Popular, Inc. (c)	7,534	355,755			7,534	355,755
RenaissanceRe Holdings Ltd. (c)	3,260	435,862			3,260	435,862
State Bank Financial Corp. (b)	21,630	466,992			21,630	466,992
State Street Corp. (b)	4,825	304,313			4,825	304,313
Sterling Bancorp (c)	40,253	664,577			40,253	664,577
SVB Financial Group (a)(b)(c)	4,915	933,457	2,805	532,726	7,720	1,466,183
						27,401,317
Health Care							12.1%
Acorda Therapeutics, Inc. (a)(c)			31,274	487,249	31,274	487,249
Allergan plc			11,160	1,491,646	11,160	1,491,646
BioScrip, Inc. (a)(c)			403,216	1,439,481	403,216	1,439,481
CVS Health Corp.			6,535	428,173	6,535	428,173
Endo International plc (a)			132,427	966,717	132,427	966,717
Gilead Sciences, Inc.			10,647	665,970	10,647	665,970
GlaxoSmithKline plc - ADR			59,821	2,285,760	59,821	2,285,760
McKesson Corp.			2,825	312,078	2,825	312,078
Medtronic plc			3,075	279,702	3,075	279,702
Patterson Companies, Inc. (c)			14,000	275,240	14,000	275,240
Shandong Weigo Group Medical Polymer Co. Ltd. (HK)			432,000	348,977	432,000	348,977
Thermo Fisher Scientific, Inc.			1,527	341,727	1,527	341,727
WellCare Health Plans, Inc. (a)(c)			1,210	285,669	1,210	285,669
						9,608,389
Industrials							14.9%
Aircastle Ltd. (b)			26,300	453,412	26,300	453,412
Alaska Air Group, Inc. (c)			8,600	523,310	8,600	523,310
Bollore Group (FR)			100,000	400,876	100,000	400,876
Bollore NV (FR) (a)			302	1,187	302	1,187
Colfax Corp. (a)(c)			7,921	165,549	7,921	165,549
Copa Holdings SA, Class A (c)			9,872	777,025	9,872	777,025
Honeywell International, Inc.			2,500	330,300	2,500	330,300
Howden Joinery Group plc (GB)			115,000	638,184	115,000	638,184
Hub Group, Inc., Class A (a)(b)			47,400	1,757,118	47,400	1,757,118
Johnson Controls International plc			17,606	522,018	17,606	522,018
Kirby Corp. (a)			7,150	481,624	7,150	481,624

Milacron Holdings Corp. (a)			10,150	120,684	10,150	120,684
Sensata Technologies Holding plc (a)			38,143	1,710,332	38,143	1,710,332
Stericycle, Inc. (a)(c)			13,270	486,876	13,270	486,876
United Continental Holdings, Inc. (a)(b)			21,628	1,810,912	21,628	1,810,912
United Technologies Corp.			3,550	378,004	3,550	378,004
Verisk Analytics, Inc. (a)(c)			8,667	945,050	8,667	945,050
Welbilt, Inc. (a)(c)			13,800	153,318	13,800	153,318
WESCO International, Inc. (a)(c)			3,240	155,520	3,240	155,520
						11,811,299
Information Technology							10.1%
Apple, Inc.			2,167	341,823	2,167	341,823
Avnet, Inc.			8,741	315,550	8,741	315,550
Cognizant Technology Solutions Corp., Class A (b)			25,494	1,618,359	25,494	1,618,359
First Data Corp., Class A (a)(c)	41,045	694,071	47,503	803,276	88,548	1,497,347
Microsoft Corp. (b)			12,474	1,266,984	12,474	1,266,984
Sanmina Corp. (a)			41,723	1,003,855	41,723	1,003,855
TE Connectivity Ltd.			4,506	340,789	4,506	340,789
Texas Instruments, Inc.			5,983	565,394	5,983	565,394
WNS Holdings Ltd. - ADR (a)			16,989	700,966	16,989	700,966
Worldpay, Inc., Class A (a)(c)	4,920	376,036			4,920	376,036
						8,027,103
Materials							3.1%
Axalta Coating Systems Ltd. (a)			47,734	1,117,930	47,734	1,117,930
RPM International, Inc.			5,550	326,229	5,550	326,229
Sherwin-Williams Co. (The) (c)			1,000	393,460	1,000	393,460
Versum Materials, Inc. (c)			8,000	221,760	8,000	221,760
W.R. Grace & Co. (c)			5,500	357,005	5,500	357,005
						2,416,384
Real Estate							6%
American Campus Communities, Inc. REIT (c)	18,045	746,883	6,534	270,442	24,579	1,017,325
American Homes 4 Rent, Class A (c)	19,835	393,725	12,848	255,033	32,683	648,758
CubeSmart REIT (c)	14,425	413,853	5,416	155,385	19,841	569,238
iStar, Inc. REIT (b)(c)	88,448	811,068	77,007	706,154	165,455	1,517,222
Mid-America Apartment Communities, Inc. REIT	2,630	251,691	1,655	158,384	4,285	410,075

Public Storage REIT (c)	1,430	289,446	856	173,263	2,286	462,709
Shurgard Self Storage SA (LU) (a)	5,715	158,768			5,715	158,768
						4,784,095

Total Common Stocks						80,818,352	102%

Registered Investment Companies
State Street Institutional Liquid Reserves Fund, Premier Class, 2.50% (d)	640,057	639,993			640,057	639,993
State Street Navigator Securities Lending Portfolio I, 2.62% (d)	4,179,127	4,179,127	10,829,528	10,829,528	15,008,655	15,008,655

Total Registered Investment Companies						15,648,648	19.8%

Total Investments - (Cost $29,022,878, $69,070,868, Combined Cost $98,093,746)						96,467,000	121.8%

Segregated Cash With Custodian						12,223,754	15.4%

Securities Sold Short (Proceeds $3,085,035, Proceeds $10,178,700, Combined Proceeds $13,263,735)						(13,962,938)	(17.6)%

Liabilities in Excess of Other Assets						(15,535,211)	(19.6)%

Total Net Assets						$79,192,605	100%

(a) Non-income producing security.
(b) All or a portion of the shares have been pledged as collateral for open short positions.
(c) All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2018 was $4,089,373 and $10,722,396.
(d) The rate shown is the 7-day effective yield as of December 31, 2018.

ADR - American Depositary Receipt
CA - Canadian Security
ES - Spanish Security
FR - French Security

GB - British Security
HK - Hong Kong Security
LU - Luxembourg Security
NV - Naamloze Vennootschap
NVDR - Non-Voting Depositary Receipt
plc - Public Limited Company
REIT - Real Estate Investment Trust
SA - Societe Anonyme
SW - Swiss Security
TH - Thailand Security

The accompanying notes are an integral part of these financial statements.

Pro Forma Schedules of Investments Sold Short
December 31, 2018 (unaudited)
Security Description	Financial Long-Short Fund Shares	Financial Long-Short Fund Fair Value	Research Opportunities Fund Shares	Research Opportunities Fund Fair Value	Pro Forma Combined Fund Shares	Pro Forma Combined Fund Fair Value	Pro Forma Combined Fund % of Net Assets
Common Stocks
Communication Services							0.4%
Cogent Communications Holdings, Inc.			7,840	354,446		$354,446

Consumer Discretionary							4.6%
Bed Bath & Beyond, Inc.			3,295	37,299		37,299
Best Buy Co., Inc.			3,760	199,130		199,130
Big Lots, Inc.			2,000	57,840		57,840
Cheesecake Factory, Inc. (The)			950	41,334		41,334
Grand Canyon Education, Inc.			6,206	596,645		596,645
Kohl's Corp.			4,070	270,004		270,004
lululemon athletica, Inc.			2,110	256,597		256,597
Stamps.com, Inc.			4,425	688,707		688,707
Tesla, Inc.			2,220	738,816		738,816
Under Armour, Inc., Class A			25,265	446,433		446,433

Walmart, Inc.			3,000	279,450	279,450
					3,612,255
Consumer Staples						0.2%
Brown-Forman Corp., Class B			1,600	76,128	76,128
Kroger Company (The)			2,095	57,612	57,612
					133,740
Energy						0.0%
Southwestern Energy Co.			7,944	27,089	27,089

Financials						5.8%
Apollo Commercial Real Estate Finance, Inc.	9,085	151,356	2,364	39,384	190,740
Ares Commercial Real Estate Corp.	10,305	134,377	6,061	79,035	213,412
Bank of Hawaii Corp.	1,850	124,542	4,040	271,973	396,515
Blackstone Mortgage Trust, Inc., Class A	1,404	44,731	537	17,109	61,840
Cincinnati Financial Corp.	6,740	521,811	5,992	463,901	985,712
Commerce Bancshares, Inc.	4,730	266,630	3,255	183,484	450,114
First Financial Bankshares, Inc.	2,040	117,688	1,330	76,728	194,416
Granite Point Mortgage Trust, Inc.	7,664	138,182	4,589	82,740	220,922
KKR Real Estate Finance Trust, Inc.	2,742	52,509	887	16,986	69,495
Selective Insurance Group, Inc.	4,023	245,162	1,238	75,444	320,606
Starwood Property Trust, Inc.	4,791	94,431	1,420	27,988	122,419
TPG Real Estate Finance Trust, Inc.	5,020	91,766	1,536	28,078	119,844
Westamerica Bancorp.	12,895	717,994	8,910	496,109	1,214,103
					4,560,138
Health Care						2.3%
AbbVie, Inc.			2,901	267,443	267,443
Encompass Health Corp.			4,605	284,129	284,129
IDEXX Laboratories, Inc.			1,550	288,331	288,331
IQVIA Holdings, Inc.			2,500	290,425	290,425
Merck & Co., Inc.			3,901	298,075	298,075
Varian Medical Systems, Inc.			3,805	431,145	431,145
					1,859,548
Industrials						0.8%
Boeing Co. (The)			632	203,820	203,820

Cintas Corp.			1,027	172,526	172,526
W.W. Grainger, Inc.			845	238,594	238,594
					614,940
Information Technology						2.6%
Cisco Systems, Inc.			12,499	541,582	541,582
Cree, Inc.			9,350	399,946	399,946
j2 Global, Inc.			1,665	115,518	115,518
Western Union Co. (The)	25,030	427,012	33,043	563,714	990,726
					2,047,772
Materials						0.1%
Silgan Holdings, Inc.			3,455	81,607	81,607

Real Estate						0.4%
EastGroup Properties, Inc.	2,195	201,347	1,611	147,777	349,124

Utilities						0.4%
Consolidated Edison, Inc.			4,215	322,279	322,279

Total Investments Sold Short - (Proceeds $3,085,035, Proceeds $10,178,700, Combined Proceeds $13,263,735)					$13,962,938

Security valuation - Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Common Stocks*	$ 77,285,021	$ 3,533,331	0	$ 80,818,352
Registered Investment Companies	15,648,648			15,648,648
Total	$ 92,933,669	$ 3,533,331	0	$ 96,467,000
Investments in Securities Sold Short (Liabilities)
Common Stocks*	$ (13,962,938)	0	0	$ (13,962,938)

* See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The accompanying notes are an integral part of these financial statements.

Notes to Pro Forma Financial Statements (Unaudited)
December 31, 2018

Note 1 — Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) as if the Reorganization occurred on December 31, 2018.

Note 2 — Basis of Pro Forma

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Acquiring Fund are both registered open-end management investment companies. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund, followed by the distribution of such shares to Target Fund shareholders in complete liquidation and termination of the Target Fund. The pro forma financial information has been adjusted to reflect the assumption that the Target Fund distributes its undistributed net investment income to its shareholders prior to the Reorganization. The Target Fund shareholders would have received 1,220,140 shares of the Acquiring Fund had the Reorganization occurred on December 31, 2018.

The Reorganization is expected to be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with accounting principles generally accepted in the United States of America, for financial reporting purposes, the historical cost basis of the investments received from the Target Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
Diamond Hill Financial Long-Short Fund (Target Fund)	$24,139,931	December 31, 2018
Diamond Hill Research Opportunities Fund (Acquiring Fund)	$55,052,674	December 31, 2018
Diamond Hill Research Opportunities Fund (Pro Forma Combined Fund)	$79,192,605	December 31, 2018

Note 3 — Pro Forma Expense Adjustments

The table below reflects adjustments to annual expenses made to the Pro Forma Combined Fund financial information as if the Reorganization had taken place on December 31, 2018 using the fees and expenses information shown in the Proxy Statement/Prospectus. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect this information. Percentages presented below are the increase (decrease) in expenses divided by the Pro Forma Combined Fund net assets presented in Note 2. Actual results could differ from those estimates. No other significant pro forma effects are expected to result from the Reorganization. No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any existing contracts of the Acquiring Fund are expected as a result of the Reorganization. All other pro forma adjustments reflect changes pursuant to economies of scale savings and/or the elimination of redundant fees or expenses.

	Fee and Expense Increase (Decrease)
Net Expense Category	Dollar Amount	Percentage
Other fees	$ (985)	0.00%
Total Pro Forma Net Expense Adjustment	$ (985)	0.00%

Note 4 — Accounting Survivor

The Acquiring Fund will be the accounting survivor. The Acquiring Fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 5 — Capital Loss Carryforwards

At December 31, 2018, the Target Fund had a short-term capital loss carryforward of $629,939. The Acquiring Fund did not have any capital loss carryforward.

DIAMOND HILL FUNDS
PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION
(a) Article VI of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:
SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.
SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person. Liability of Third Persons Dealing with Trustees. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.
(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement (“Agreement”), the Underwriter has agreed to indemnify, defend, and hold the Registrant, its affiliates, and each of their respective trustees, officers, employees, representatives, and any person who controls or previously controlled the Registrant within the meaning of Section 15 of the 1933 Act, (collectively, the “Registrant Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Registrant Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise arising out of or based upon (i) the Underwriter’s breach of any of its obligations, representations, warranties or covenants contained in the Agreement; (ii) the Underwriter’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Registrant (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant by the Underwriter in writing. In no event shall anything contained in the Agreement be so construed as to protect the Registrant against any liability to the Underwriter to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations under the Agreement.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.    EXHIBITS

(1)	Articles of Incorporation.

(i)
Copy of Registrant’s Second Amended and Restated Agreement and Declaration of Trust dated August 21, 2012, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 38, is hereby incorporated by reference.

(ii)
Copy of Amendment No.1, dated November 21, 2013, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)
Copy of Amendment No.2, dated August 20, 2015, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(iv)
Copy of Amendment No. 3, dated November 19, 2015, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)
Copy of Amendment No. 4, dated May 26, 2016, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vi)
Copy of Amendment No. 5, dated February 16, 2017, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(vii)
Copy of Amendment No. 6, dated May 25, 2017, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 62, is hereby incorporated by reference.

(viii)
Copy of Amendment No. 7, dated November 14, 2018, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 69, is hereby incorporated by reference.

(ix)
Copy of Amendment No. 8, dated November 14, 2018, to Registrant’s Second Amended and Restated Agreement and Declaration of Trust, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 69, is hereby incorporated by reference.

(2)	By-Laws.

(i)	Copy of Amended and Restated By-Laws, dated as of November 20, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is incorporated by reference.

(ii)	Copy of Amended and Restated By-Laws, dated as of November 14, 2018, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 69, is hereby incorporated by reference.

(3)	Voting Trust Agreements - Not Applicable

(4)	Agreement and Plan of Reorganization - dated February 14, 2019, is hereby filed herewith.

(5)	Instruments Defining Rights of Security Holders.
None other than in Registrant’s Second Amended and Restated Agreement and Declaration of Trust and By-Laws.

(6)	Investment Advisory Contracts.

(i)
Copy of Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011 with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)
Copy of Amended Exhibit A, dated as of November 21, 2013, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Mid Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)
Copy of Amended Exhibit A, dated as of February 28, 2015, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Strategic Income Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is hereby incorporated by reference.

(iv)
Copy of Amended Exhibit A, dated as of November 19, 2015, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill High Yield Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(v)
Copy of Amended Exhibit A, dated as of January 1, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Large Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(vi)
Copy of Amended Exhibit A, dated as of February 28, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Corporate Credit Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(vii)
Copy of Amended Exhibit A, dated as of May 26, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Short Duration Total Return Fund and the Diamond Hill Core Bond Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(viii)
Copy of Amended Exhibit A, dated as of August 1, 2016, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Short Duration Total Return Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(ix)
Copy of Amended Exhibit A, dated as of January 1, 2017, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Mid Cap Fund, Diamond Hill Research Opportunities Fund, and Diamond Hill Financial Long-Short Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(x)
Copy of Amended Exhibit A, dated as of February 28, 2017, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill All Cap Select Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(xi)
Copy of Amended Exhibit A, dated as of August 17, 2017, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill Global Fund with its Adviser, Diamond Hill Capital Management, Inc. which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(xii)
Copy of Registrant’s Fee Waiver Agreement dated as of April 6, 2017, with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 60, is hereby incorporated by reference.

(xiii)
Copy of Amended Exhibit A, dated as of February 14, 2019, to the Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011, for the Diamond Hill International Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 70, is hereby incorporated by reference.

(7)	Underwriting Contracts.

(i)
Copy of Underwriting Agreement with BHIL Distributors, LLC, dated as of August 18, 2016, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(ii)	Copy of Underwriting Agreement Novation with BHIL Distributors, LLC which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 62, is hereby incorporated by reference.

(iii)	Form of Dealer’s Agreement, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(8)	Bonus or Profit Sharing Contracts.
None.

(9)	Custodian Agreements.

(i)
Copy of Registrant’s Master Custodian Agreement and Fee Schedule with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(ii)	Copy of Amendment dated October 13, 2015, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iii)	Copy of Amendment dated March 1, 2016, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iv)
Copy of Amended Appendix A, dated November 19, 2015, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)
Copy of Amended Appendix A, dated February 28, 2016, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(vi)
Copy of Amended Appendix A, dated June 15, 2016, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vii)
Copy of Amended Appendix A, dated February 28, 2017, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(viii)
Copy of Amended Appendix A, dated August 17, 2017, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to Registrant's Amendment No. 63, is hereby incorporated by reference.

(10)	Rule 12b-1 Plans.

(a)	(i)
Copy of Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is hereby incorporated by reference.

(ii)
Copy of Amended Exhibit A dated November 21, 2013, to Registrant’s Amended and Restated Plan of Distribution Plan Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)
Copy of Amended Exhibit A, dated November 19, 2015, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(iv)
Copy of Amended Exhibit A, dated February 28, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)
Copy of Amended Exhibit A, dated May 26, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vi)
Copy of Amended Exhibit A, dated August 18, 2016, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(vii)
Copy of Amended Exhibit A, dated February 28, 2017, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(viii)
Copy of Amended Exhibit A, dated August 17, 2017, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(ix)
Copy of Amended Exhibit A, dated February 14, 2019, to Registrant’s Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 16, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 70, is hereby incorporated by reference.

Rule 18f-3 Plan.

(b)	(i)
Copy of Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)
Copy of Amended Schedule A dated November 21, 2013, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)
Copy of Amended Schedule A, dated November 19, 2015, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(iv)
Copy of Amended Schedule A, dated February 28, 2016, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(v)
Copy of Amended Schedule A, dated May 26, 2016, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(vi)
Copy of Amended Schedule A, dated February 28, 2017, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(vii)
Copy of Amended Schedule A, dated August 17, 2017, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(viii)
Copy of Amended Schedule A, dated February 14, 2019, to Registrant’s Multiple Class Plan Pursuant to Rule 18f-3 as amended November 17, 2011, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 70, is hereby incorporated by reference.

(11)	Opinion and Consent of Counsel regarding the legality of issuance of shares is hereby filed herewith.

(12)	Form of Tax Opinion and Consent of Counsel regarding tax matters is hereby filed herewith.

(13)	Other Material Contracts.

(i)
Copy of Registrant’s Amended and Restated Administrative and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(ii)
Copy of Amended Schedule A dated November 21, 2013, to the Amended and Restated Administrative and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(iii)
Copy of Amendment dated February 20, 2014 to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011, and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(iv)
Copy of Amended Schedule B, dated January 1, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 45, is hereby incorporated by reference.

(v)
Copy of Amended Schedule B, dated July 1, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(vi)
Copy of Amended Schedule A, dated as of November 19, 2015, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 48, is hereby incorporated by reference.

(vii)
Copy of Amended Schedule B, dated as of January 1, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 49, is hereby incorporated by reference.

(viii)
Copy of Amended Schedule A, dated as of February 28, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(ix)
Copy of Amended Schedule A, dated as of May 26, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(x)
Copy of Amended Schedule B, dated as of August 1, 2016, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xi)
Copy of Amended Schedule A, dated as of February 28, 2017, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 56, is hereby incorporated by reference.

(xii)
Copy of Amended Schedule B, dated as of June 1, 2017, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc. which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(xiii)
Copy of Amended Schedule A, dated as of August 17, 2017, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc. which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(xiv)
Copy of Amended Schedule B, dated as of February 28, 2018, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(xv)
Copy of Amended Schedule A, dated as of February 14, 2019, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xvi)
Copy of Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xvii)
Copy of Amendment, dated December 18, 2017, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(xviii)
Copy of Amended Schedule A, dated January 2, 2018, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(xix)
Copy of Amended Schedule A, dated February 14, 2019, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xx)
Copy of Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(xxi)
Copy of First Amendment, dated November 19, 2015, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xxii)
Copy of Second Amendment, dated February 10, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xxiii)
Copy of Third Amendment, dated April 6, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xxiv)
Copy of Fourth Amendment, dated July 8, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xxv)
Copy of Fifth Amendment, dated July 26, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xxvi)
Copy of Sixth Amendment, dated October 12, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.

(xxvii)
Copy of Seventh Amendment, dated November 14, 2017, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(xxviii)
Copy of Eighth Amendment, dated March 9, 2018, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xxix)
Copy of Ninth Amendment, dated February 14, 2019, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xxx)
Copy of Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company, dated as of May 26, 2015, as amended by First Amendment dated as of June 19, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(xxxi)
Copy of Second Amendment dated April 6, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xxxii)
Copy of Third Amendment dated May 5, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(14)	Other Opinions.

(i)	Consent of Cohen & Company, Ltd. is hereby filed herewith.

(ii)	Consent of Ernst & Young LLP is hereby filed herewith.

(15)	Omitted Financial Statements. None

(16)	Powers of Attorney for Trustees, dated February 14, 2019, are hereby filed herewith.

(17)	Additional Exhibits - None.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations upon the closing of the reorganization and within a reasonable time after receipt of such opinions.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on March 6, 2019.

DIAMOND HILL FUNDS

By:	/s/ Gary R. Young
Gary R. Young
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Gary R. Young	President	March 6, 2019
Gary R. Young

/s/ Julie A. Roach	Treasurer	March 6, 2019
Julie A. Roach

Elizabeth P. Kessler*	Trustee	March 6, 2019
Elizabeth P. Kessler

D’Ray Moore Rice*	Trustee	March 6, 2019
D’Ray Moore Rice

Peter E. Sundman*	Trustee	March 6, 2019
Peter E. Sundman

Tamara L. Fagely*	Trustee	March 6, 2019
Tamara L. Fagely

*By:	/s/ Gary R. Young
Gary R. Young
Executed by Gary R. Young
on behalf of those indicated pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit Number		Description

(4)		Agreement and Plan of Reorganization
(11)		Opinion and Consent
(12)		Form of Opinion regarding certain tax matters
(14)	(i)	Consent of Cohen & Company, Ltd.
	(ii)	Consent of Ernst & Young LLP
(16)		Powers of Attorney dated February 14, 2019